UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.15%	$ 1,000.00	$ 1,000.10	$ .75**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.12	$ .75**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fund would have been .33% and the expenses paid in the actual and hypothetical examples above would have been $1.64 and $1.66, respectively.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/29/12	% of fund's investments 8/31/11	% of fund's investments 2/28/11
1 - 7	72.2	80.0	77.1
8 - 30	6.1	5.4	4.8
31 - 60	4.8	4.7	6.4
61 - 90	1.9	1.7	0.9
91 - 180	11.1	4.2	9.0
> 180	3.9	4.0	1.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/29/12	8/31/11	2/28/11
Fidelity AMT Tax-Free Money Fund	35 Days	26 Days	24 Days
All Tax-Free Money Market Funds Average*	28 Days	30 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/29/12	8/31/11	2/28/11
Fidelity AMT Tax-Free Money Fund	35 Days	26 Days	24 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
Variable Rate Demand Notes (VRDNs) 58.1%	Variable Rate Demand Notes (VRDNs) 66.2%
Commercial Paper (including CP Mode) 17.7%	Commercial Paper (including CP Mode) 15.7%
Tender Bonds 0.2%	Tender Bonds 0.7%
Municipal Notes 5.1%	Municipal Notes 4.7%
Fidelity Tax-Free Cash Central Fund 11.9%	Fidelity Tax-Free Cash Central Fund 10.4%
Other Investments 8.2%	Other Investments 2.7%
Net Other Assets† (1.2)%	Net Other Assets† (0.4)%

* Source: iMoneyNet, Inc.

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.2%
	Principal Amount (000s)	Value (000s)
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.15% 3/7/12 (ConocoPhillips Guaranteed), VRDN (b)	$ 4,100	$ 4,100
Arizona - 3.2%
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.16% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.17% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.15% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,300	1,300
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2004 B, 5% 7/1/12	1,000	1,016
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrance Apts. Proj.) Series 1999 A, 0.16% 3/7/12, LOC Freddie Mac, VRDN (b)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,115	2,115
Series Putters 3708Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,875	9,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.22% 3/7/12, LOC Bank of America NA, VRDN (b)	3,500	3,500
		40,201
California - 0.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.15% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,700	2,700
Riverside Elec. Rev. Series 2008 A, 0.19% 3/7/12, LOC Bank of America NA, VRDN (b)	1,900	1,900
		6,400
Colorado - 2.4%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.56% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	820	820
Colorado Ed. Ln. Prog. TRAN Series 2012 A, 2% 6/29/12	700	704
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 800	$ 800
Colorado Health Facilities Auth. Rev. Participating VRDN Series Putters 2999, 0.18% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,245	6,245
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.13% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)	2,140	2,140
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series BC 11 118B, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,850	2,850
Series EGL 07 0040, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.17% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,705	3,705
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.25% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,710	7,710
Univ. of Colorado Hosp. Auth. Rev. Series 2004 A, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
		30,174
Connecticut - 1.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Sereis 1999, 0.4% tender 3/22/12, CP mode	1,700	1,700
Connecticut Gen. Oblig. Bonds Series 2007 E, 5% 3/15/13	2,000	2,100
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series BBT 08 17, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,000	3,000
Series EGL 7 05 3031, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,300	4,300
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2010 C, 2% 11/1/12	1,000	1,012
		12,112
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.43% 3/7/12, VRDN (b)	$ 6,000	$ 6,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
		10,200
District Of Columbia - 1.0%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
District of Columbia Rev.:
(The Phillips Collection Issue Proj.) Series 2003, 0.42% 3/7/12, LOC Bank of America NA, VRDN (b)	3,620	3,620
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.16% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.13% tender 3/16/12, LOC JPMorgan Chase Bank, CP mode	2,400	2,400
		11,920
Florida - 9.3%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.15% 3/7/12, LOC Freddie Mac, VRDN (b)	3,165	3,165
Florida Board of Ed. Lottery Rev. Bonds Series 2010 C, 5% 7/1/12	1,000	1,016
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series Putters 3834 Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,270	1,270
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/12	1,100	1,118
Series 2005 B, 5% 7/1/12	1,000	1,015
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds (Dept. of Envir. Preservation Proj.) Series 1997 B, 6% 7/1/12	1,000	1,019
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.18% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	$ 3,665	$ 3,722
5.25% 7/1/12	4,340	4,411
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.11% 4/5/12, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.15% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.22% tender 3/20/12, CP mode	1,800	1,800
Series 1994, 0.22% tender 3/20/12, CP mode	5,545	5,545
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.38% 3/7/12, LOC Bank of America NA, VRDN (b)	4,400	4,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.23% 3/7/12, LOC Bank of America NA, VRDN (b)	1,300	1,300
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.31% 3/7/12, LOC Bank of America NA, VRDN (b)	15,000	15,000
(Hanley Ctr. Proj.) Series 2006, 0.36% 3/7/12, LOC Bank of America NA, VRDN (b)	7,000	7,000
(Morse Oblig. Group Proj.) Series 2003, 0.14% 3/7/12, LOC TD Banknorth, NA, VRDN (b)	6,045	6,045
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.26% 3/7/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.22% 3/7/12, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,875	9,875
(Suncoast Hospice Proj.) Series 2004, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,505	1,505
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.17% 3/7/12, LOC Freddie Mac, VRDN (b)	5,000	5,000
Pinellas County School District TAN Series 2011, 1% 6/30/12	2,000	2,005
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.15% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	$ 1,050	$ 1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	4,610	4,610
		114,686
Georgia - 1.5%
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.16% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,500	2,500
(Pace Academy, Inc. Proj.) Series 2008, 0.26% 3/7/12, LOC Bank of America NA, VRDN (b)	3,900	3,900
Georgia Gen. Oblig. Bonds:
Series 1996 B, 5.4% 4/1/12	2,500	2,511
Series 1999 B, 5.75% 8/1/12	1,150	1,176
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series 2011 M, 2% 4/1/12	2,350	2,353
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	4,300	4,300
Muni. Elec. Auth. of Georgia Series 1985 B, 0.14% 3/7/12, LOC Barclays Bank PLC, VRDN (b)	1,685	1,685
		18,425
Hawaii - 1.2%
Hawaii Gen. Oblig.:
Bonds Series 2002 CY, 5.75% 2/1/13	6,195	6,512
Participating VRDN Series ROC II R 11910, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,890	3,890
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		15,402
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.13% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 2,000	$ 2,000
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	1,525	1,537
		3,537
Illinois - 5.0%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,200	3,200
Chicago Sales Tax Rev. Participating VRDN Series RBC O 20, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	3,335	3,335
Chicago Wtr. Rev. Series 2004 A2, 0.17% 3/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	2,655	2,655
DuPage County Rev. (Morton Arboretum Proj.) 0.23% 3/7/12, LOC Bank of America NA, VRDN (b)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
(Museum of Science & Industry Proj.) Series 2009 C, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (b)	1,000	1,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A-2A, 0.15% 3/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	9,800	9,800
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.28% 3/7/12, LOC Bank of America NA, VRDN (b)	7,180	7,180
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,400	2,400
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) Series 2004, 0.48% 3/7/12, LOC Bank of America NA, VRDN (b)	2,500	2,500
		61,470
Indiana - 1.1%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.2% 3/7/12, LOC Royal Bank of Scotland PLC, VRDN (b)	3,400	3,400
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.17% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,525	3,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series 3654 Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,440	$ 3,440
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	2,000	2,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,400	1,400
		13,765
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.14% 3/7/12, VRDN (b)	6,000	6,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.31% tender 3/1/12, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 3/19/12, CP mode	1,200	1,200
		1,800
Louisiana - 0.4%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 B, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
		4,900
Maryland - 3.2%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 2% 4/1/12	1,590	1,592
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.42% 3/7/12, LOC Bank of America NA, VRDN (b)	1,355	1,355
Baltimore County Gen. Oblig. Series 2011:
0.14% 4/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,500	1,500
0.15% 4/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,300	2,300
0.15% 5/21/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.14% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 4,810	$ 4,810
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	1,200	1,200
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2007, 5% 3/1/13	4,950	5,189
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.23% 3/7/12, LOC Bank of America NA, VRDN (b)	2,640	2,640
Maryland Gen. Oblig. Bonds First Series C, 5% 3/1/13	1,000	1,048
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.26% 3/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,500	6,500
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	3,950	4,140
		39,174
Massachusetts - 2.5%
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 41, 0.19% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,500	1,500
RAN Series 2011 B, 2% 5/31/12	23,000	23,105
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 3/13/12, CP mode	1,500	1,500
Series 1993, 0.4% tender 3/21/12, CP mode	800	800
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Series Putters 2479Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
		31,005
Michigan - 3.9%
Michigan Bldg. Auth. Rev. Series 6, 0.15% 3/29/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11988, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 3,000	$ 3,000
Series WF 11 111C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,500	2,500
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	2,700	2,721
Series 2011 L, 0.16% 3/7/12, LOC Citibank NA, VRDN (b)	22,800	22,800
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.14% tender 4/3/12, CP mode	2,000	2,000
0.14% tender 7/10/12, CP mode	4,600	4,600
Series C, 0.12% tender 4/9/12, CP mode	2,600	2,600
Participating VRDN Series ROC II R 11676, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,300	1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.17% 3/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,200	4,200
		47,721
Minnesota - 0.7%
Minnesota Gen. Oblig.:
Bonds:
Series 2010 D, 3% 8/1/12	1,030	1,042
Series A, 5% 6/1/12	1,000	1,012
Participating VRDN Series Putters 3844 Q, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,460	3,460
Oak Park Heights Multi-Family Rev. 0.14% 3/7/12, LOC Freddie Mac, VRDN (b)	3,120	3,120
		8,634
Mississippi - 0.8%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.36% 3/7/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12 (b)(f)	1,300	1,300
		9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.9%
Missouri Gen. Oblig. Bonds Series 2002 B, 5% 10/1/12	$ 2,500	$ 2,571
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
		10,571
Nebraska - 2.0%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,500	5,500
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.13% 3/7/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	2,500	2,500
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,000	3,000
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series Putters 3700 Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Series A:
0.14% 3/15/12, CP	7,200	7,200
0.16% 4/10/12, CP	2,000	2,000
		25,200
Nevada - 2.0%
Clark County Arpt. Rev. Series 2008 D1, 0.13% 3/7/12, LOC Citibank NA, VRDN (b)	2,020	2,020
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.14% 3/7/12, LOC Union Bank of California, VRDN (b)	1,500	1,500
Clark County School District Bonds Series 2004 D, 5.25% 6/15/12	5,855	5,939
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.11% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	11,995	11,995
		24,254
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.55% tender 3/28/12, CP mode	1,200	1,200
New Jersey - 1.0%
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	12,200	12,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 1.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 11,890	$ 11,890
New York - 2.0%
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Elliott Chelsea Dev. Proj.) Series 2010 A, 0.21% 3/7/12, LOC Citibank NA, VRDN (b)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.22% 11/13/12, CP	1,300	1,300
New York City Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R 11972, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,900	2,900
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series EGL 07 0003, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
		24,700
North Carolina - 1.8%
Board of Governors of the Univ. of North Carolina Series D:
0.13% 3/19/12, CP	2,000	2,000
0.14% 3/12/12, CP	2,400	2,400
North Carolina Gen. Oblig. Bonds Series 2003 A:
5.25% 3/1/12	1,500	1,500
5.25% 3/1/13	1,735	1,822
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.13% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,835	2,835
(WakeMed Proj.) Series 2009 B, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Wake County Gen. Oblig. Bonds Series 2004, 5% 3/1/12	1,000	1,000
		22,657
Ohio - 3.5%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,360	4,360
Delaware Gen. Oblig. BAN 1.5% 4/26/12	3,700	3,705
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.14% 3/7/12, LOC PNC Bank NA, VRDN (b)	$ 1,760	$ 1,760
Franklin County Hosp. Rev. Participating VRDN Series BC 11 21B, 0.15% 3/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,660	4,660
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.17% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.18% tender 3/29/12, CP mode	9,200	9,200
0.28% tender 6/22/12, CP mode	3,000	3,000
0.29% tender 6/21/12, CP mode	5,000	5,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
		43,115
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.12% 4/5/12, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
Oregon - 3.0%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.1% tender 4/4/12, CP mode	4,000	4,000
Series F:
0.1% tender 4/4/12, CP mode	5,000	5,000
0.16% tender 5/8/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	13,600	13,679
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.14% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,800	4,800
		37,479
Pennsylvania - 2.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (b)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (b)	$ 3,750	$ 3,750
Butler Co. Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (b)	1,200	1,200
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.26% 3/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,255	4,255
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (b)	3,500	3,500
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	4,990	4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (b)	3,325	3,325
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.23% 3/7/12, LOC Bank of America NA, VRDN (b)	2,895	2,895
Somerset County Gen. Oblig. Series 2009 A, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (b)	3,450	3,450
		33,865
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Roger Williams Univ. Proj.) Series 2008 B, 0.24% 3/7/12, LOC Bank of America NA, VRDN (b)	9,200	9,200
Participating VRDN Series Putters 3517, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	985	985
		10,185
South Carolina - 4.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	2,900	2,909
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Richland County School District #1 Bonds Series 2001 A, 5.125% 3/1/12	$ 4,145	$ 4,145
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12	4,100	4,100
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.23% 3/7/12, LOC Bank of America NA, VRDN (b)	7,131	7,131
South Carolina Gen. Oblig. Bonds Series 2011 A, 2% 3/1/12	2,510	2,510
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.31% 3/7/12, LOC Bank of America NA, VRDN (b)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.16% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	3,000	3,000
South Carolina Pub. Svc. Auth. Rev. Series 2010 A, 0.15% 5/4/12, CP	6,790	6,790
Spartanburg County School District #1 Participating VRDN Series Solar 06 152, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,460	10,460
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 3/1/12, CP mode	6,200	6,200
		52,745
Tennessee - 1.7%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.14% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.31% 3/7/12, LOC Bank of America NA, VRDN (b)	4,400	4,400
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.23% 3/7/12, LOC Bank of America NA, VRDN (b)	3,600	3,600
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.23% 3/7/12, LOC Bank of America NA, VRDN (b)	6,000	6,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.19% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,000	1,000
		20,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 9.8%
Austin Independent School District Participating VRDN Series Putters 3554, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,035	$ 7,035
Dallas Wtr. & Swr. Sys. Rev. Series C:
0.12% 3/16/12, CP	2,600	2,600
0.15% 3/12/12, CP	3,500	3,500
Eanes Independent School District Bonds Series 2011, 2% 8/1/12 (Permanent School Fund of Texas Guaranteed)	3,845	3,873
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.18% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,225	10,225
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (b)	1,600	1,613
Series C, 0.18% 3/6/12 (Liquidity Facility Bank of America NA), CP	4,950	4,950
Series D, 0.13% 3/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,450	3,450
Harris County Metropolitan Trans. Auth.:
Series A1, 0.19% 4/5/12 (Liquidity Facility JPMorgan Chase Bank), CP	13,250	13,250
Series A3, 0.17% 3/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Houston Arpt. Sys. Rev. Series 2010, 0.13% 3/7/12, LOC Barclays Bank PLC, VRDN (b)	5,000	5,000
Houston Gen. Oblig. Series A, 0.2% 3/6/12, LOC Union Bank of California, CP	1,400	1,400
Houston Util. Sys. Rev. Bonds Series 2004 A, 5.25% 5/15/12	1,195	1,207
Judson Independent School District Participating VRDN Series MS 06 1859, 0.15% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,940	3,940
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.15% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,920	2,920
Plano Independent School District Bonds Series 2010, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,000	2,092
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,215	3,215
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.12% 3/6/12, CP	6,000	6,000
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,495	1,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev.:
Participating VRDN Series BC 10 39W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 1,500	$ 1,500
Series 1993 B, 0.16% 5/4/12, CP	2,500	2,500
Texas Gen. Oblig. Series 2011 B:
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	3,800	3,800
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,300	1,300
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,100	2,100
0.21% 3/6/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,800	1,800
0.21% 3/7/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	900	900
0.21% 3/7/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,300	1,300
0.21% 3/8/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	800	800
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series WF 11 13C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	12,900	12,900
Series 2002 A:
0.08% 3/29/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,100	3,100
0.11% 3/21/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,100	3,100
		120,925
Utah - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B:
0.09% 3/16/12 (Liquidity Facility Bank of Nova Scotia), CP	1,900	1,900
0.09% 3/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
Series 1997 B2, 0.12% 6/5/12 (Liquidity Facility Bank of Nova Scotia), CP	4,450	4,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	$ 1,700	$ 1,700
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
		11,350
Virginia - 5.6%
Albemarle County Indl. Dev. Auth. 0.13% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	3,380	3,380
Hampton Gen. Oblig. Bonds Series 2007, 4.25% 1/15/13	4,015	4,158
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	17,550	17,550
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.09% 4/5/12, CP	1,300	1,300
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.17% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,930	3,930
Univ. of Virginia Gen. Rev.:
Bonds Series 2011 A, 0.15% tender 4/4/12, CP mode	4,000	4,000
Participating VRDN Series EGL 06 17 Class A, 0.15% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds Series 2009 A, 5% 2/1/13	2,000	2,088
Participating VRDN Series PZ 161, 0.18% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,860	3,860
Virginia Commonwealth Trans. Board Bonds Series 2012 A, 3% 3/15/13 (a)	6,960	7,163
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.15% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,720	4,720
		69,349
Washington - 2.1%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	25	25
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2008 D, 5% 7/1/12	1,100	1,117
Series 2008 D, 5% 7/1/12	1,000	1,016
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig.:
BAN Series 2011 B, 3% 6/13/12	$ 1,500	$ 1,512
Participating VRDN Series MT 789, 0.24% 3/7/12 (Liquidity Facility Bank of America NA) (b)(e)	3,210	3,210
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,600	1,600
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.15% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,510	2,510
Vancouver Hsg. Auth. Rev. Series 2008, 0.2% 3/7/12, LOC Freddie Mac, VRDN (b)	4,300	4,300
Washington Gen. Oblig. Participating VRDN Series ROC II R 11889, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,250	3,250
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.16% 3/7/12, LOC Union Bank of California, VRDN (b)	2,000	2,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.36% 3/7/12, LOC Bank of America NA, VRDN (b)	1,280	1,280
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	2,700	2,746
		25,566
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 B, 0.16% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,700	2,700
Wisconsin - 4.0%
Milwaukee Gen. Oblig. Series C2, 0.15% 3/8/12, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Wisconsin Clean Wtr. Rev. Bonds Series 1, 5.25% 6/1/12	3,250	3,291
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.14% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,900	7,900
Wisconsin Gen. Oblig.:
Series 2005 A:
0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,200	5,200
TAN Series 2011, 2% 6/15/12	4,150	4,171
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Alexian Brothers Health Sys. Proj.) 0.11% tender 3/8/12, LOC JPMorgan Chase Bank, CP mode	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997, 0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 11,935	$ 11,935
Series 2006 A:
0.18% 3/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
		48,997
	Shares
Other - 11.9%
Fidelity Tax-Free Cash Central Fund, 0.13% (c)(d)	147,773,900	147,774
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,251,813)		1,251,813
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(14,923)
NET ASSETS - 100%		$ 1,236,890
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,300,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 1,300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 60
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,104,039)	$ 1,104,039
Fidelity Central Funds (cost $147,774)	147,774
Total Investments (cost $1,251,813)		$ 1,251,813
Cash		650
Receivable for fund shares sold		227
Interest receivable		1,754
Distributions receivable from Fidelity Central Funds		14
Receivable from investment adviser for expense reductions		120
Total assets		1,254,578

Liabilities
Payable for investments purchased Regular delivery	$ 8,847
Delayed delivery	7,163
Payable for fund shares redeemed	1,396
Distributions payable	1
Accrued management fee	280
Other affiliated payables	1
Total liabilities		17,688

Net Assets		$ 1,236,890
Net Assets consist of:
Paid in capital		$ 1,236,788
Accumulated undistributed net realized gain (loss) on investments		102
Net Assets, for 1,235,171 shares outstanding		$ 1,236,890
Net Asset Value, offering price and redemption price per share ($1,236,890 ÷ 1,235,171 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 987
Income from Fidelity Central Funds		60
Total income		1,047

Expenses
Management fee	$ 2,767
Independent trustees' compensation	2
Total expenses before reductions	2,769
Expense reductions	(1,786)	983
Net investment income (loss)		64
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		55
Net increase in net assets resulting from operations		$ 119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64	$ 180
Net realized gain (loss)	55	27
Net increase in net assets resulting from operations	119	207
Distributions to shareholders from net investment income	(64)	(180)
Distributions to shareholders from net realized gain	(25)	(97)
Total distributions	(89)	(277)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	124,311	339,274
Reinvestment of distributions	84	255
Cost of shares redeemed	(224,746)	(749,483)
Net increase (decrease) in net assets and shares resulting from share transactions	(100,351)	(409,954)
Total increase (decrease) in net assets	(100,321)	(410,024)

Net Assets
Beginning of period	1,337,211	1,747,235
End of period	$ 1,236,890	$ 1,337,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	-F	.007	.024	.034
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	-F	-F	.007	.024	.034
Distributions from net investment income	-F	-F	-F	(.007)	(.024)	(.034)
Distributions from net realized gain	-F	-F	-F	-F	-F	-
Total distributions	-F	-F	-F	(.007)	(.024)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%A	.02%	.02%	.75%	2.44%	3.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	.43%A	.43%	.43%	.48%	.43%	.43%
Expenses net of fee waivers, if any	.15%A	.27%	.29%	.38%	.33%	.33%
Expenses net of all reductions	.15%A	.27%	.29%	.36%	.26%	.24%
Net investment income (loss)	.01%A	.01%	.01%	.79%	2.39%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,237	$ 1,337	$ 1,747	$ 2,507	$ 3,540	$ 3,474

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,251,813

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. During the period this reimbursement reduced the Fund's expenses by $655.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,131.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by three hundred ninety two dollars.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity AMT Tax-Free Money Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMM-USAN-0412
1.790945.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,058.50	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 2.77
Fidelity Arizona Municipal Money Market Fund	.17%
Actual		$ 1,000.00	$ 1,000.05	$ .85**
HypotheticalA		$ 1,000.00	$ 1,024.02	$ .86**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Arizona Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	20.2	21.8
Special Tax	20.2	18.0
Electric Utilities	16.3	15.1
Water & Sewer	14.1	15.6
Health Care	12.6	11.1
Weighted Average Maturity as of February 29, 2012
		6 months ago
Years	6.2	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	7.5	7.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
AAA 4.6%	AAA 4.1%
AA,A 77.7%	AA,A 75.0%
BBB 16.1%	BBB 16.5%
BB and Below 1.0%	BB and Below 1.0%
Not Rated 0.0%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 95.0%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,792,110
5.75% 7/1/23	250,000	296,910
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,267,007
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,105,860
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,842,474
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,477,550
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,377,075
5% 7/1/32	470,000	487,517
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,119,630
Series 2007 B, 1.199% 1/1/37 (c)	1,000,000	710,000
Series 2008 A, 5.25% 1/1/31	1,000,000	1,083,730
Series 2008 D, 6% 1/1/27	1,000,000	1,156,230
Series D, 5.375% 1/1/32	1,000,000	1,087,500
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,067,900
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,848,566
Series 2008:
5.5% 9/1/16	1,680,000	1,944,533
5.75% 9/1/22	1,000,000	1,163,620
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,430
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,164,230
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,291,967
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,059,820
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	455,492
Series 2008 A, 5% 7/1/33	1,000,000	1,114,970
Series 2011 A, 5.25% 7/1/26	1,250,000	1,512,250
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	$ 500,000	$ 600,575
Series 2009 A, 5% 10/1/29	1,000,000	1,167,720
Series 2010 A, 5% 10/1/30	2,000,000	2,334,880
Series 2012 A, 5% 10/1/24 (b)	2,000,000	2,508,460
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	555,050
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,480,715
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,172,363
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,328,782
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,732,220
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,156,490
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,076,629
Series 2005, 5% 12/1/35	1,000,000	979,510
Series 2007:
5% 12/1/27	1,000,000	1,006,370
5% 12/1/32	1,000,000	991,000
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,128,040
7% 7/1/33	2,000,000	2,185,920
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,792,320
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,133,360
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,842,410
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5% 7/1/16	1,000,000	1,123,160
Series 2009 A, 6% 7/1/39	1,000,000	1,124,450
Series A, 5.25% 7/1/32	1,000,000	1,056,390
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,045,280
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	3,261,300
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,046,780
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 500,000	$ 564,485
5% 7/1/21	1,000,000	1,107,500
Mesa Util. Sys. Rev.:
Series 2011, 5% 7/1/35	2,000,000	2,225,000
5% 7/1/24 (FGIC Insured)	1,000,000	1,230,240
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (c)	2,000,000	2,020,080
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	500,000	537,075
5% 6/1/41	1,250,000	1,332,750
5% 6/1/21 (AMBAC Insured)	1,085,000	1,205,544
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,073,220
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,100,000	1,104,312
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	2,117,080
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	612,904
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,067,980
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,394,225
Series 2011 A, 5% 7/1/18	1,035,000	1,265,981
Series A, 5% 7/1/17	1,000,000	1,208,540
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,902,653
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	810,464
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,142,570
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,315,180
Series 2005:
5% 7/1/20	5,000,000	5,564,950
5% 7/1/29	1,750,000	1,885,678
Phoenix Gen. Oblig. 5.375% 7/1/20	615,000	624,231
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	$ 380,000	$ 415,895
5% 7/1/27 (d)	400,000	428,984
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	650,000	710,808
Series A, 5% 7/1/21 (AMBAC Insured)	910,000	972,981
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,215,060
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/25	1,000,000	1,163,320
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,114,850
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,112,530
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,012,760
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,372,874
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	956,965
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,224,169
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	3,000,000	3,309,720
Series 2006 A, 5% 1/1/37	5,690,000	6,099,963
Series 2008 A:
5% 1/1/24	1,075,000	1,246,258
5% 1/1/33	1,000,000	1,106,640
5% 1/1/38	3,400,000	3,713,140
Series 2010 B, 5% 12/1/26	2,000,000	2,391,980
Series B, 5% 1/1/31	1,340,000	1,374,023
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,244,890
Scottsdale Gen. Oblig. Series 2011, 5% 7/1/20	1,000,000	1,241,910
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	445,548
Series 2008 A:
5% 9/1/16	1,000,000	1,110,920
5% 9/1/23	355,000	378,664
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	$ 1,050,000	$ 1,191,414
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,279,763
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,150
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,674,208
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,218
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,378,912
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,128,610
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	1,305,000	1,386,928
Series 2011, 6% 7/1/39	2,235,000	2,477,028
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	305,868
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,092,853
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	165,000	177,969
Series 2008 A, 5% 6/1/22	1,315,000	1,511,145
Series 2009 A, 5% 6/1/39	1,000,000	1,084,480
Yavapai County Indl. Dev. Auth. (Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,164,950
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (c)(d)	1,000,000	1,028,940
		163,033,475
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	506,475
Puerto Rico - 3.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	723,443
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	735,945
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2002 A, 5.5% 7/1/18	700,000	797,041
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	$ 1,000,000	$ 1,030,040
Series 2006 C, 5.25% 1/1/15 (d)	500,000	531,880
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (c)	200,000	223,004
Series G, 5.25% 7/1/13	315,000	318,938
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	639,776
Series 2009 A, 6% 8/1/42	1,300,000	1,470,508
Series 2011 C, 0% 8/1/39	1,200,000	282,348
		6,752,923
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	321,447
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $160,711,539)	170,614,320
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,102,509
NET ASSETS - 100%	$ 171,716,829
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	20.2%
Special Tax	20.2%
Electric Utilities	16.3%
Water & Sewer	14.1%
Health Care	12.6%
Education	9.4%
Others* (Individually Less Than 5%)	7.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $160,711,539)		$ 170,614,320
Cash		2,015,613
Receivable for fund shares sold		324,014
Interest receivable		1,703,034
Other receivables		186
Total assets		174,657,167

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,499,700
Payable for fund shares redeemed	163,263
Distributions payable	199,069
Accrued management fee	78,306
Total liabilities		2,940,338

Net Assets		$ 171,716,829
Net Assets consist of:
Paid in capital		$ 162,072,508
Undistributed net investment income		20,898
Accumulated undistributed net realized gain (loss) on investments		(279,358)
Net unrealized appreciation (depreciation) on investments		9,902,781
Net Assets, for 14,301,038 shares outstanding		$ 171,716,829
Net Asset Value, offering price and redemption price per share ($171,716,829 ÷ 14,301,038 shares)		$ 12.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)
Investment Income
Interest		$ 3,366,287

Expenses
Management fee	$ 452,990
Independent trustees' compensation	302
Miscellaneous	225
Total expenses before reductions	453,517
Expense reductions	(384)	453,133
Net investment income (loss)		2,913,154
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		245,234
Change in net unrealized appreciation (depreciation) on investment securities		6,181,634
Net gain (loss)		6,426,868
Net increase (decrease) in net assets resulting from operations		$ 9,340,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,913,154	$ 6,009,653
Net realized gain (loss)	245,234	(221,231)
Change in net unrealized appreciation (depreciation)	6,181,634	(4,084,466)
Net increase (decrease) in net assets resulting from operations	9,340,022	1,703,956
Distributions to shareholders from net investment income	(2,912,577)	(6,005,226)
Distributions to shareholders from net realized gain	(27,968)	-
Total distributions	(2,940,545)	(6,005,226)
Share transactions Proceeds from sales of shares	17,798,814	49,336,317
Reinvestment of distributions	1,661,557	3,411,126
Cost of shares redeemed	(14,521,082)	(72,271,481)
Net increase (decrease) in net assets resulting from share transactions	4,939,289	(19,524,038)
Redemption fees	400	2,402
Total increase (decrease) in net assets	11,339,166	(23,822,906)

Net Assets
Beginning of period	160,377,663	184,200,569
End of period (including undistributed net investment income of $20,898 and undistributed net investment income of $20,321, respectively)	$ 171,716,829	$ 160,377,663
Other Information Shares
Sold	1,513,228	4,364,280
Issued in reinvestment of distributions	141,103	301,275
Redeemed	(1,237,426)	(6,450,026)
Net increase (decrease)	416,905	(1,784,471)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.76	$ 11.12	$ 11.04	$ 11.13	$ 11.39
Income from Investment Operations
Net investment income (loss) D	.208	.420	.416	.425	.419	.418
Net realized and unrealized gain (loss)	.462	(.210)	.639	.112	(.054)	(.205)
Total from investment operations	.670	.210	1.055	.537	.365	.213
Distributions from net investment income	(.208)	(.420)	(.416)	(.425)	(.418)	(.418)
Distributions from net realized gain	(.002)	-	-	(.033)	(.037)	(.055)
Total distributions	(.210)	(.420)	(.416)	(.458)	(.455)	(.473)
Redemption fees added to paid in capital D	- F	- F	.001	.001	- F	- F
Net asset value, end of period	$ 12.01	$ 11.55	$ 11.76	$ 11.12	$ 11.04	$ 11.13
Total Return B,C	5.85%	1.92%	9.69%	5.15%	3.33%	1.87%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.55%	.55%	.52%	.48%
Net investment income (loss)	3.56% A	3.71%	3.66%	3.97%	3.76%	3.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,717	$ 160,378	$ 184,201	$ 155,053	$ 143,432	$ 129,125
Portfolio turnover rate	6% A	10%	10%	19%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/29/12	% of fund's investments 8/31/11	% of fund's investments 2/28/11
1 - 7	80.5	87.5	80.3
8 - 30	1.7	4.0	3.0
31 - 60	0.0	1.0	3.0
61 - 90	1.0	0.0	0.0
91 - 180	13.7	4.3	10.8
> 180	3.1	3.2	2.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/29/12	8/31/11	2/28/11
Fidelity Arizona Municipal Money Market Fund	31 Days	21 Days	29 Days
All Tax-Free Money Market Funds Average*	28 Days	30 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/29/12	8/31/11	2/28/11
Fidelity Arizona Municipal Money Market Fund	31 Days	21 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
Variable Rate Demand Notes (VRDNs) 69.8%	Variable Rate Demand Notes (VRDNs) 81.8%
Commercial Paper (including CP Mode) 4.6%	Commercial Paper (including CP Mode) 5.0%
Fidelity Municipal Cash Central Fund 10.8%	Fidelity Municipal Cash Central Fund 5.7%
Other Investments 15.1%	Other Investments 7.4%
Net Other Assets† (0.3)%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.

† Net Other Assets is not included in the pie chart.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount	Value
Arizona - 87.0%
Arizona Ctfs. of Partnership Bonds Series 2010 B, 5% 10/1/12	$ 2,000,000	$ 2,050,599
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,570,000	8,570,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,520,000	11,520,000
Series 2009 F, 0.14% 3/7/12, LOC Citibank NA, VRDN (a)	9,200,000	9,200,000
Bonds (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/13	1,000,000	1,038,953
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,645,000	3,645,000
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	3,600,000	3,677,812
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,600,000	3,600,000
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/12	1,500,000	1,523,799
Arizona State Univ. Energy Mgmt. Rev. Bonds (Univ. Proj.-Tempe Campus) Series 2011, 3% 7/1/12	1,250,000	1,259,556
Arizona Trans. Board Excise Tax Rev.:
Bonds:
Series 2009, 4% 7/1/12	3,400,000	3,442,591
Series 2010, 5% 7/1/12	1,200,000	1,218,969
Series 2011, 2% 7/1/12	3,600,000	3,621,222
Participating VRDN Series MT 726, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,400,000	7,400,000
Arizona Trans. Board Hwy. Rev.:
Bonds:
Series 2002 B, 5.25% 7/1/12	1,600,000	1,626,716
Series 2005 A, 5.25% 7/1/12	3,845,000	3,909,453
Series 2011 A, 2% 7/1/12	3,600,000	3,621,368
Participating VRDN Series WF 11 138C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,285,000	5,285,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds:
Series 2008 A, 5% 10/1/12	1,000,000	1,027,280
Series 2009 A, 4% 10/1/12	605,000	617,877
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.53% 3/7/12, LOC Bank of America NA, VRDN (a)(d)	1,430,000	1,430,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.16% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 4,470,000	$ 4,470,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.13% 3/1/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Maricopa County Cmnty. College District Bonds Series 2004, 5% 7/1/12	1,100,000	1,117,428
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	2,399,675	2,399,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	1,500,000	1,500,000
(San Angelin Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,100,000	3,100,000
(San Fernando Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	2,700,000	2,700,000
(San Lucas Apts. Proj.) Series 2003, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	7,000,000	7,000,000
(San Remo Apts. Proj.) Series 2002, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	14,200,000	14,200,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.23% 3/7/12, LOC Freddie Mac, VRDN (a)(d)	6,040,000	6,040,000
(Village Square Apts. Proj.) Series 2004, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.2% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.15% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,700,000	3,700,000
Mesa Util. Sys. Rev.:
Bonds Series 2002, 5.75% 7/1/12	750,000	763,487
Participating VRDN Series ROC II R 11959X, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	$ 4,600,000	$ 4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/12	2,500,000	2,540,300
Participating VRDN:
Series Putters 3458, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,825,000	7,825,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.25% 3/1/12, LOC Wells Fargo Bank NA, VRDN (a)	100,000	100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.16% 3/7/12, LOC Freddie Mac, VRDN (a)	1,100,000	1,100,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.13% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Series 2007 B, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	17,000,000	17,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.27% 3/7/12, LOC Bank of America NA, VRDN (a)(d)	4,330,000	4,330,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.35% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	720,000	720,000
(Phoenix Expansion Proj.) Series 2002, 0.41% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,960,000	1,960,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.18% 3/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	5,725,000	5,725,000
Pima County Gen. Oblig. Bonds:
Series 2009 A, 3% 7/1/12	5,000,000	5,046,051
Series 2011, 1.5% 7/1/12	1,450,000	1,455,997
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.15% 3/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	$ 3,660,000	$ 3,660,000
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,500,000	3,510,171
Pima County Swr. Sys. Rev. Bonds Series 2011 B, 1% 7/1/12	5,225,000	5,238,383
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2009 A, 5% 1/1/13	300,000	311,853
Participating VRDN:
Series EGL 06 14 Class A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Series MT 737, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,300,000	7,300,000
Series RBC O1, 0.14% 3/7/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,600,000	1,600,000
Series ROC II R 11712, 0.19% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,435,000	2,435,000
Series ROC II R 11980 X, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,700,000	3,700,000
Series WF 09 40C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Series C:
0.14% 3/16/12, CP	4,500,000	4,500,000
0.15% 5/8/12, CP	4,000,000	4,000,000
0.2% 8/16/12, CP	7,200,000	7,200,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,105,000	11,105,000
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2004, 5% 7/1/12	3,000,000	3,047,816
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.3% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Gen. Oblig. Bonds:
Series 2010 C, 2% 7/1/12	1,750,000	1,760,214
Series 2011 A, 4% 7/1/12	1,000,000	1,012,440
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.22% 3/7/12, LOC Bank of America NA, VRDN (a)	7,450,000	7,450,000
Tempe Transit Excise Tax Rev. Series 2006, 0.14% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	27,920,000	27,920,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.17% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,700,000	$ 3,700,000
Bonds (Northern Healthcare Sys. Proj.) Series 2011, 2% 10/1/12	3,400,000	3,429,678
		335,809,688
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 3/22/12, CP mode (d)	600,000	600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.4% tender 3/13/12, CP mode	1,100,000	1,100,000
0.4% tender 3/13/12, CP mode	400,000	400,000
		1,500,000
Michigan - 1.2%
Michigan Fin. Auth. Rev. Series 2011 L, 0.16% 3/7/12, LOC Citibank NA, VRDN (a)	4,500,000	4,500,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 3/7/12, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Pennsylvania - 0.4%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.15% 3/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,455,000	1,455,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	500,000	500,000
Municipal Securities - continued
	Shares	Value
Other - 10.8%
Fidelity Municipal Cash Central Fund, 0.15% (b)(c)	41,599,000	$ 41,599,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $386,963,688)		386,963,688
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,130,877)
NET ASSETS - 100%		$ 385,832,811
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 8,428
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $345,364,688)	$ 345,364,688
Fidelity Central Funds (cost $41,599,000)	41,599,000
Total Investments (cost $386,963,688)		$ 386,963,688
Cash		88,674
Receivable for fund shares sold		4,074,713
Interest receivable		499,127
Distributions receivable from Fidelity Central Funds		3,520
Other receivables		128
Total assets		391,629,850

Liabilities
Payable for investments purchased	$ 2,875,486
Payable for fund shares redeemed	2,869,556
Distributions payable	39
Accrued management fee	51,950
Other affiliated payables	8
Total liabilities		5,797,039

Net Assets		$ 385,832,811
Net Assets consist of:
Paid in capital		$ 385,832,782
Undistributed net investment income		32
Accumulated undistributed net realized gain (loss) on investments		(3)
Net Assets, for 385,640,806 shares outstanding		$ 385,832,811
Net Asset Value, offering price and redemption price per share ($385,832,811 ÷ 385,640,806 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)
Investment Income
Interest		$ 311,961
Income from Fidelity Central Funds		8,428
Total income		320,389

Expenses
Management fee	$ 915,579
Independent trustees' compensation	680
Total expenses before reductions	916,259
Expense reductions	(614,171)	302,088
Net investment income (loss)		18,301
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(14)
Net increase in net assets resulting from operations		$ 18,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,301	$ 35,578
Net realized gain (loss)	(14)	(15)
Net increase in net assets resulting from operations	18,287	35,563
Distributions to shareholders from net investment income	(18,269)	(35,625)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	514,875,054	1,224,027,384
Reinvestment of distributions	18,012	35,233
Cost of shares redeemed	(511,748,261)	(1,186,736,364)
Net increase (decrease) in net assets and shares resulting from share transactions	3,144,805	37,326,253
Total increase (decrease) in net assets	3,144,823	37,326,191

Net Assets
Beginning of period	382,687,988	345,361,797
End of period (including undistributed net investment income of $32 and undistributed net investment income of $0, respectively)	$ 385,832,811	$ 382,687,988

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.006	.022	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.006	.022	.032
Distributions from net investment income	- F	- F	- F	(.006)	(.022)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.64%	2.25%	3.26%
Ratios to Average Net Assets D,E
Expenses before reductions	.50% A	.50%	.50%	.54%	.50%	.50%
Expenses net of fee waivers, if any	.17% A	.26%	.33%	.53%	.50%	.50%
Expenses net of all reductions	.17% A	.26%	.33%	.52%	.41%	.38%
Net investment income (loss)	.01% A	.01%	.01%	.64%	2.20%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,833	$ 382,688	$ 345,362	$ 373,206	$ 393,043	$ 340,848

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund)is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 160,707,687	$ 10,337,480	$ (430,847)	$ 9,906,633
Fidelity Arizona Municipal Money Market Fund	386,963,688	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total capital loss carryforwards
Fidelity Arizona Municipal Income Fund	$ (241,334)	$ -	$ -	$ (241,334)
Fidelity Arizona Municipal Money Market Fund	-	(5)	(60)	(65)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $14,138,571 and $5,047,998, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 225

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $613,970.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 384
Fidelity Arizona Municipal Money Market Fund	201

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Arizona Municipal Income Fund's total expense ratio ranked equal to its competitive median for 2010.

The Board noted that Arizona Municipal Money Market Fund's total expense ratio ranked below its competitive median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid by the fund in certain circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-USAN-0412
1.790941.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.15%	$ 1,000.00	$ 1,000.05	$ .75**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.12	$ .75**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fund would have been .43% and the expenses paid in the actual and hypothetical examples above would have been $2.14 and $2.16, respectively.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/29/12	% of fund's investments 8/31/11	% of fund's investments 2/28/11
1 - 7	83.6	83.3	85.0
8 - 30	2.6	5.2	4.5
31 - 60	3.7	4.0	3.5
61 - 90	1.3	1.9	0.9
91 - 180	7.1	2.3	4.4
> 180	1.7	3.3	1.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/29/12	8/31/11	2/28/11
Fidelity Municipal Money Market Fund	21 Days	21 Days	18 Days
All Tax-Free Money Market Funds Average*	28 Days	30 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/29/12	8/31/11	2/28/11
Fidelity Municipal Money Market Fund	21 Days	21 Days	18 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
Variable Rate Demand Notes (VRDNs) 71.7%	Variable Rate Demand Notes (VRDNs) 64.4%
Commercial Paper (including CP Mode) 12.6%	Commercial Paper (including CP Mode) 15.2%
Tender Bonds 1.3%	Tender Bonds 2.0%
Municipal Notes 4.4%	Municipal Notes 3.6%
Fidelity Municipal Cash Central Fund 8.2%	Fidelity Municipal Cash Central Fund 13.0%
Other Investments 2.2%	Other Investments 1.4%
Net Other Assets† (0.4)%	Net Other Assets 0.4%

* Source: iMoneyNet, Inc.

† Net Other Assets are not included in pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,810	$ 5,810
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,540	23,540
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.24% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.16% 3/7/12, VRDN (c)(f)	23,800	23,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.13% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	25,165	25,165
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.13% 3/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 B, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)	49,930	49,930
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.16% 3/1/12, VRDN (c)(f)	1,000	1,000
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.14% 3/7/12, LOC UBS AG, VRDN (c)	33,895	33,895
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.16% 3/1/12, VRDN (c)(f)	9,100	9,100
		195,040
Alaska - 0.5%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.16% 3/7/12, LOC Union Bank of California, VRDN (c)	15,000	15,000
Participating VRDN Series Putters 4722, 0.24% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.1% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,000	2,000
Anchorage Gen. Oblig. Series 2008 A:
0.15% 6/15/12, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
0.17% 3/19/12, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
North Slope Borough Gen. Oblig. Bonds Series 2010 A, 3% 6/30/12	1,575	1,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.12% 3/7/12 (ConocoPhillips Guaranteed), VRDN (c)	$ 15,920	$ 15,920
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.15% 3/7/12 (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.19% 3/7/12 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		120,175
Arizona - 2.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	22,210	22,210
(Catholic Healthcare West Proj.):
Series 2005 B, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,070	6,070
Series 2008 A, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	48,200	48,200
Series 2009 F, 0.14% 3/7/12, LOC Citibank NA, VRDN (c)	2,550	2,550
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	24,580	25,110
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/12	2,750	2,795
Arizona Trans. Board Excise Tax Rev. Bonds Series 2011, 2% 7/1/12	6,625	6,664
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 2% 7/1/12	8,170	8,218
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.17% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	11,000	11,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,500	2,500
(San Angelin Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	10,600	10,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Fernando Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 11,800	$ 11,800
(San Lucas Apts. Proj.) Series 2003, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,700	5,700
Series A2, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,800	2,800
(Village Square Apts. Proj.) Series 2004, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.2% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,445	16,445
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,000	2,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.):
Series 2007 A, 0.13% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,675	13,675
Series 2007 B, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,500	4,500
Series A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,825	2,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 16,500	$ 16,500
Series MT 737, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	27,675	27,675
Series Putters 3242, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	960	960
Series Putters 3467, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,645	15,645
Series RBC O1, 0.14% 3/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,800	1,800
Series C, 0.2% 8/16/12, CP	13,000	13,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.3% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.17% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	35,245	35,245
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.11% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	61,330	61,330
		489,267
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.63% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	675	675
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.22% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	7,215	7,215
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.19% 3/7/12, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.17% 3/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.17% 3/7/12, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	$ 95,000	$ 95,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.18% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,300	5,300
		150,590
California - 4.6%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,600	6,600
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.16% 3/7/12, LOC Citibank NA, VRDN (c)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.12% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 11974, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
Series 2003, 0.08% 3/16/12, CP	8,482	8,482
California Gen. Oblig.:
Bonds 2% 3/1/12	10,595	10,595
Series 2003 C3, 0.15% 3/7/12, LOC Citibank NA, VRDN (c)	41,000	41,000
Series 2003 C4, 0.15% 3/7/12, LOC Citibank NA, VRDN (c)	10,750	10,750
Series 2004 A7, 0.19% 3/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	4,000	4,000
Series 2004 A8, 0.14% 3/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	14,100	14,100
Series 2004 A9, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (c)	33,500	33,500
Series 2004 B5, 0.13% 3/7/12, LOC Citibank NA, VRDN (c)	10,100	10,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005 B1, 0.13% 3/7/12, LOC Bank of America NA, VRDN (c)	$ 26,300	$ 26,300
Series B6, 0.15% 3/7/12, LOC Citibank NA, VRDN (c)	23,800	23,800
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 A, 0.12% 3/7/12, LOC Union Bank of California, VRDN (c)	14,000	14,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 B, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,205	8,205
Series 2007 C:
0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,740	4,740
0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,845	5,845
Series 2008 B, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,810	9,810
Series 2008 C, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,105	2,105
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.1% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,100	3,100
Series 2002 J, 0.1% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,030	2,030
Series 2003 H, 0.1% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,900	20,900
Series 2003 M:
0.1% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,900	28,900
0.1% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,300	11,300
Series 2004 E, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,245	1,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2005 B1, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 4,735	$ 4,735
Series 2005 D, 0.1% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,300	22,300
Series 2005 F, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,950	2,950
Series 2007 H, 0.13% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,500	2,500
(Multifamily Hsg. Prog.):
Series 2001 G:
0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,265	3,265
0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	26,900	26,900
Series 2002 C, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,610	5,610
Series III 2001 E, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,000	19,000
Series 2000 A, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	31,780	31,780
Series 2003 K, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,300	1,300
California School Cash Reserve Prog. Auth. TRAN Series 2011 C, 2% 3/1/12	12,010	12,010
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.15% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	58,900	58,900
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1995 C, 0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	38,800	38,800
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, 0.13% 3/7/12, LOC Northern Trust Co., VRDN (c)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.15% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 17,065	$ 17,065
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.15% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	18,970	18,970
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.15% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,800	12,800
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.12% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series RBC O 14, 0.13% 3/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	9,000	9,000
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,520	9,520
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.26% 3/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	1,500	1,500
Series Putters 2864, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	10,000	10,000
Los Angeles County Gen. Oblig. TRAN Series 2012 C, 2.5% 6/29/12	42,500	42,791
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 B2, 2% 12/31/12	10,400	10,543
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.15% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	18,185	18,185
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.16% 3/7/12, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2, 0.12% 3/15/12, LOC JPMorgan Chase Bank, CP	18,112	18,112
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	40,000	40,000
Series 2008 C, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.13% 3/7/12, LOC Citibank NA, VRDN (c)	$ 23,675	$ 23,675
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.12% 3/7/12, LOC Union Bank of California, VRDN (c)	38,200	38,200
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.19% 3/7/12, LOC Bank of America NA, VRDN (c)	3,000	3,000
Riverside Elec. Rev.:
Series 2008 A, 0.19% 3/7/12, LOC Bank of America NA, VRDN (c)	38,215	38,215
Series 2008 C, 0.19% 3/7/12, LOC Bank of America NA, VRDN (c)	22,135	22,135
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	34,200	34,392
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A1, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	28,375	28,375
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.13% 3/7/12, LOC Key Bank NA, VRDN (c)(f)	8,000	8,000
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.12% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.15% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,650	5,650
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.11% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	38,945	38,945
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)	9,545	9,545
		1,133,155
Colorado - 2.2%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,295	9,295
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,400	13,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ed. Ln. Prog. TRAN:
Series 2011 A, 2% 6/29/12	$ 16,215	$ 16,310
Series 2012 A, 2% 6/29/12	13,250	13,331
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,790	2,790
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,060	21,060
Participating VRDN Series BA 08 1090, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	7,450	7,450
Colorado Hsg. & Fin. Auth.:
Series 2002 B3, 0.13% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	1,700	1,700
Series 2002 C3, 0.14% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,015	13,015
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Series 2002 AA, 0.14% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	6,200	6,200
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.18% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.2% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.14% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	31,750	31,750
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series MT 741, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 11,500	$ 11,500
Series ROC II R 12312, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Series WF 10 37C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,630	20,630
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Bonds Series 2011 G, 1% 3/15/12	6,435	6,437
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.3% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,085	5,085
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.17% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	41,900	41,900
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.61% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	215	215
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,165	11,165
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.19% 3/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	22,500	22,500
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	18,425	18,425
Univ. of Colorado Hosp. Auth. Rev.:
Series 2004 A, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	28,400	28,400
Series 2008 B, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,300	1,300
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,110	7,110
		542,303
Connecticut - 0.3%
Connecticut Health & Ed. Rev. Series 2011 B, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	25,910	25,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,110	$ 14,110
Hartford County Metropolitan District Gen. Oblig. BAN:
1% 4/16/12	25,000	25,027
1.5% 4/16/12	17,134	17,162
		82,209
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.35% 3/1/12, VRDN (c)(f)	3,000	3,000
Series 1988, 0.35% 3/1/12, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.43% 3/7/12, VRDN (c)	4,500	4,500
Series 1994, 0.35% 3/1/12, VRDN (c)(f)	29,900	29,900
Series 1999 B, 0.5% 3/7/12, VRDN (c)(f)	9,900	9,900
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.16% 3/7/12, LOC PNC Bank NA, VRDN (c)	4,000	4,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		77,250
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Series 2008 C, 0.15% 3/7/12, LOC TD Banknorth, NA, VRDN (c)	13,800	13,800
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	2,920	2,920
District of Columbia Income Tax Rev.:
Bonds Series 2011 C, 0.21% 12/1/12 (c)	3,415	3,415
Participating VRDN:
Series Putters 4020, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
Series WF 11 145C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,610	13,610
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.3% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,965	6,965
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.14% 3/7/12, LOC Bank of America NA, VRDN (c)	43,900	43,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Medlantic/Helix Proj.):
Series 1998 A Tranche III, 0.14% 3/7/12, LOC Bank of America NA, VRDN (c)	$ 28,225	$ 28,225
(The Phillips Collection Issue Proj.) Series 2003, 0.42% 3/7/12, LOC Bank of America NA, VRDN (c)	1,520	1,520
(Washington Drama Society, Inc. Proj.) Series 2008, 0.21% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,350	12,350
Bonds (American Nat'l. Red Cross Proj.) Series 2000:
0.12% tender 4/9/12, LOC JPMorgan Chase Bank, CP mode	41,600	41,600
0.19% tender 7/19/12, LOC JPMorgan Chase Bank, CP mode	29,200	29,200
District of Columbia Univ. Rev. (Georgetown Univ. Proj.):
Series 2007 B1, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,300	8,300
Series 2007 C2, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series BBT 2040, 0.19% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	9,920	9,920
Series BBT 2054, 0.19% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	10,140	10,140
Series DB 677, 0.24% 3/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,760	7,760
Series DB 679, 0.24% 3/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,000	10,000
Series MS 3140, 0.28% 3/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	19,540	19,540
Series Putters 2855, 0.26% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,895	4,895
Series ROC II R 11798, 0.22% 3/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	15,000	15,000
Series ROC II R 11815, 0.21% 3/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	4,500	4,500
Series ROC II R 12329, 0.21% 3/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	9,800	9,800
Series 2003 D1, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,170	37,170
Series 2009 D1, 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)	4,850	4,850
		351,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 6.5%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.19% 3/7/12, LOC Citibank NA, VRDN (c)(f)	$ 10,675	$ 10,675
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	6,600	6,600
(Sanctuary Apts Proj.) Series A, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	16,520	16,520
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.14% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	2,795	2,795
Charlotte County School District TAN Series 2011, 2% 3/31/12	15,000	15,022
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,605	9,605
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.53% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	1,330	1,330
Collier County Health Facilities Auth. Health Facilities Rev.:
(Moorings, Inc. Proj.) 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,800	6,800
(Moorings, Inc. Proj.) 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,500	8,500
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.19% 3/7/12, LOC Citibank NA, VRDN (c)(f)	18,510	18,510
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	8,900	8,900
Florida Board of Ed. Lottery Rev. Bonds:
Series 2002 A, 5.5% 7/1/12	2,000	2,035
Series 2003 A, 5% 7/1/12	2,500	2,539
Series 2010 E, 4% 7/1/12	5,535	5,604
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2003 C, 5% 6/1/12	3,000	3,036
Participating VRDN:
Series BA 08 1059, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series BA 08 1068, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	14,385	14,385
Series EGL 07 48, 0.15% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Participating VRDN:
Series ROC II R 11884X, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 13,600	$ 13,600
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 A, 4% 7/1/12	1,775	1,796
Series 2011 A, 3% 7/1/12	29,900	30,173
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2010 A, 5% 7/1/12	3,860	3,922
Participating VRDN Series Solar 07 30, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	15,000	15,000
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	11,875	11,875
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.14% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,470	5,470
(Banyan Bay Apts. Proj.) Series 1995 M, 0.14% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,750	8,750
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	8,800	8,800
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	5,400	5,400
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,700	5,700
(Hunters Run Apts. Proj.) Series G, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,100	8,100
(Lynn Lake Apts. Proj.) Series B1, 0.19% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,800	14,800
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,650	7,650
(Riverwalk I Apts. Proj.) Series 2008 E, 0.18% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Savannah Springs Apts. Proj.) Series G, 0.2% 3/7/12, LOC Citibank NA, VRDN (c)(f)	$ 7,085	$ 7,085
(Sterling Palms Apts. Proj.) Series F, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,170	14,170
(Victoria Park Apts. Proj.) Series 2002 J, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	8,920	8,920
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.21% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	7,400	7,517
5% 7/1/12	5,900	5,986
5.25% 7/1/12	1,525	1,550
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.13% 3/6/12, LOC Wells Fargo Bank NA, CP	1,657	1,657
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.11% 4/5/12, LOC State Street Bank & Trust Co., Boston, CP	29,500	29,500
0.14% 3/29/12, LOC State Street Bank & Trust Co., Boston, CP	24,139	24,139
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.17% 3/7/12, LOC Citibank NA, VRDN (c)(f)	11,105	11,105
(Grande Oaks Apts. Proj.) Series A, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,580	8,580
(Meridian Pointe Apts. Proj.) Series 2005, 0.19% 3/7/12, LOC Citibank NA, VRDN (c)(f)	12,100	12,100
(Mobley Park Apts. Proj.) Series A, 0.2% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	7,690	7,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Morgan Creek Apts. Proj.) Series 2003, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 12,700	$ 12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.51% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	705	705
Indian River County School District TAN Series 2011, 1% 6/30/12	16,000	16,039
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.47% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Participating VRDN Series BA 09 1209X, 0.26% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Series C1, 0.11% 4/3/12, CP	42,800	42,800
Jacksonville FL Spl. Rev. Participating VRDN Series Putters 3918, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,900	3,900
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.15% 3/7/12, LOC Branch Banking & Trust Co., VRDN (c)	10,210	10,210
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,300	9,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.22% tender 3/20/12, CP mode	20,300	20,300
Series 1994, 0.22% tender 3/20/12, CP mode	30,855	30,855
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.14% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	87,390	87,390
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 3% 10/1/12	16,920	17,195
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series WF 11 4C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,900	5,900
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.21% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,545	$ 6,545
Local Govt. Fin. Cmnty.:
Series 2011 A1, 0.11% 3/6/12, LOC JPMorgan Chase Bank, CP	8,414	8,414
Series 2011 B1:
0.13% 3/6/12, LOC JPMorgan Chase Bank, CP (f)	8,975	8,975
0.13% 3/6/12, LOC JPMorgan Chase Bank, CP (f)	4,000	4,000
Marion County School District TAN Series 2011, 1.5% 6/30/12	12,500	12,550
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.19% 3/7/12, LOC Citibank NA, VRDN (c)(f)	16,085	16,085
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.29% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.19% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,000	6,000
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.13% 3/7/12, LOC Branch Banking & Trust Co., VRDN (c)	20,000	20,000
(The Nemours Foundation Proj.) Series 2009 B, 0.19% 3/7/12, LOC Bank of America NA, VRDN (c)	40,600	40,600
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.19% 3/7/12, LOC Citibank NA, VRDN (c)(f)	13,085	13,085
(Glenn Millenia Proj.) Series 2001 C, 0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,560	7,560
(West Point Villas Apts. Proj.) Series 2000 F, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,500	11,500
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	43,285	43,285
Series 2003 C2, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	58,035	58,035
Series 2008 B1, 0.16% 3/7/12, LOC Bank of America NA, VRDN (c)	101,500	101,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.27%, tender 9/26/12 (c)	$ 14,500	$ 14,500
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.26% 3/7/12, LOC Bank of America NA, VRDN (c)	9,370	9,370
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	17,900	17,900
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.36% 3/7/12, LOC Bank of America NA, VRDN (c)	1,515	1,515
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.15% 3/7/12, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.26% 3/7/12, LOC Bank of America NA, VRDN (c)	10,700	10,700
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II R 11986, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,000	12,000
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,920	7,920
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.58% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	970	970
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)	33,705	33,705
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A2, 0.15% 3/7/12, LOC Northern Trust Co., VRDN (c)	15,750	15,750
Series 2009 A3, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	10,500	10,500
(Suncoast Hospice Proj.) Series 2004, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,335	14,335
Pinellas County School District TAN Series 2011, 1% 6/30/12	36,000	36,092
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,950	$ 2,950
Series 2005 A2, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	48,575	48,575
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series MT 765, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,985	8,985
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Series 2010 B, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	35,000	35,000
Series 2011 C, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
Bonds Series 2011 A, 5% 9/1/12	2,880	2,944
USF College of Medicine Health Facilities Series 2006 A1, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,960	21,960
USF Fing. Corp. Ctfs. of Prtn.:
(College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,475	17,475
Series 2007, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,880	21,880
		1,580,555
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2010 A1:
0.16% 4/17/12, LOC JPMorgan Chase Bank, CP (f)	30,000	30,000
0.19% 4/18/12, LOC JPMorgan Chase Bank, CP (f)	111,125	111,125
Series 2010 B1:
0.15% 4/16/12, LOC Wells Fargo Bank NA, CP (f)	63,257	63,257
0.18% 4/17/12, LOC Wells Fargo Bank NA, CP (f)	35,000	35,000
Series 2010 B2, 0.13% 4/16/12, LOC Wells Fargo Bank NA, CP	18,043	18,043
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,475	8,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Carver Redev. Proj.) Series 2000, 0.42% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 3,915	$ 3,915
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.17% 3/1/12, VRDN (c)(f)	5,000	5,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.3% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	30,000	30,000
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	45,000	45,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.19% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.23% 3/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,600	13,600
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,385	16,385
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.17% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	9,265	9,265
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,550	7,550
Georgia Gen. Oblig.:
Bonds:
Series 2011 E1, 4% 7/1/12	16,665	16,872
Series WF 08 12C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	13,990	13,990
Participating VRDN Series BC 11 103W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	9,365	9,365
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series 2011 L, 2% 4/1/12	7,050	7,060
Georgia State Road & Tollway Auth. Rev. Bonds Series 2001, 5.375% 3/1/12	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 6,460	$ 6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,035	11,035
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.15% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,170	4,170
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	2,450	2,450
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.19% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.18% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	69,575	69,575
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series Solar 08 0001, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	10,230	10,230
Series 2000 A, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,960	6,960
Series 2000 B, 0.12% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	20,000	20,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,090	10,090
Series 2010 A, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	24,145	24,145
Muni. Elec. Auth. of Georgia:
Bonds (Gen. Resolution Projs.) Series 1985 A:
0.14% tender 3/6/12, LOC Barclays Bank PLC, CP mode	8,050	8,050
0.15% tender 3/1/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
Series 1985 B, 0.14% 3/7/12, LOC Barclays Bank PLC, VRDN (c)	23,000	23,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 9,225	$ 9,225
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2003, 0.15% 3/7/12, LOC Branch Banking & Trust Co., VRDN (c)	6,200	6,200
Participating VRDN Series WF 11 32C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Rosemont Apts. Proj.) 0.15% 3/7/12, LOC Freddie Mac, VRDN (c)	9,385	9,385
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.66% 3/7/12, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.17% 3/7/12, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	6,910	6,910
		817,962
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.13% 3/7/12, LOC Freddie Mac, VRDN (c)	3,080	3,080
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		11,085
Idaho - 0.7%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, 0.15% 3/7/12, LOC BMO Harris Bank NA, VRDN (c)	18,000	18,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.):
Series 2001 A, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,910	7,910
Series 2001 E, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,490	5,490
Series 2000 F, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,045	5,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2001 B, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 3,955	$ 3,955
Series 2001 C, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,705	7,705
Series 2001 D1, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,400	1,400
Series 2002 C, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,550	7,550
Series 2002, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,230	10,230
Series 2004 A, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,560	6,560
Series 2006 G, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,140	7,140
Series 2007 D, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,300	4,300
Series 2007 E, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,005	22,005
Series 2007 J1, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	30,000	30,000
Series A, 0.13% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	2,380	2,380
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	26,900	27,110
		166,780
Illinois - 4.9%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	1,700	1,700
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	1,800	1,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 2000 B, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 20,700	$ 20,700
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,760	7,760
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.31% 3/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	2,900	2,900
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	22,585	22,585
Series Solar 06 75, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,900	19,900
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series Floaters 3236, 0.28% 3/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	5,050	5,050
Series 1994 B, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	14,350	14,350
Series 1994 C, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)	17,980	17,980
Chicago Park District Gen. Oblig. Participating VRDN:
Series MT 760, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,370	10,370
Series Putters 3842, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 11935, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.17% 3/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	90,300	90,300
Series 2004 A2, 0.17% 3/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	51,380	51,380
Series 2004 A3, 0.15% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	7,490	7,490
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.23% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.2%, tender 7/24/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,710	9,710
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.53% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.41% 3/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	$ 565	$ 565
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.31% 3/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	2,770	2,770
Illinois Dev. Fin. Auth. Rev.:
(Lyric Opera of Chicago Proj.) 0.13% 3/7/12, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (c)	22,800	22,800
(Rich Prods. Corp. Proj.) Series 1998, 0.26% 3/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.17% 3/7/12, LOC BMO Harris Bank NA, VRDN (c)	1,950	1,950
(Field Museum of Natural History Proj.) Series 2000, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
Participating VRDN Series ROC II R 12278, 0.15% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,395	12,395
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.18% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,165	7,165
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.15% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,765	15,765
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,600	1,600
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	43,425	43,425
Series 2008 B2, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	32,800	32,800
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,345	5,345
(Museum of Science & Industry Proj.):
Series 2009 A, 0.24% 3/7/12, LOC Bank of America NA, VRDN (c)	1,000	1,000
Series 2009 D, 0.16% 3/7/12, LOC Northern Trust Co., VRDN (c)	16,000	16,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,390	8,390
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.):
Series 2009 C, 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,000	$ 15,000
Series 2010 D, 0.14% 3/7/12, LOC Union Bank of California, VRDN (c)	18,550	18,550
(Rehabilitation Institute of Chicago Proj.) Series 2009 B, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.15% 3/7/12, LOC Northern Trust Co., VRDN (c)	4,200	4,200
(Saint Xavier Univ. Proj.) Series 2008, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	10,375	10,375
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.24% 3/7/12, LOC Bank of America NA, VRDN (c)	38,940	38,940
Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.28%, tender 9/26/12 (c)	11,700	11,700
(Advocate Health Care Proj.):
Series 2008 A1, 0.22%, tender 1/24/13 (c)	7,500	7,500
Series 2008 A2, 1.4%, tender 2/1/13 (c)	2,375	2,399
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,900	4,927
Participating VRDN:
Series BA 08 1137, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series BBT 08 33, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	4,975	4,975
Series EGL 06 115, 0.15% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series Putters 3174, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Series WF 12 2C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	8,375	8,375
Series 2009 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.21% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,000	$ 15,000
Bonds Series 2003 C, 0.45%, tender 3/28/12 (c)	9,240	9,240
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,940	14,940
(Prairie Station Apts. Proj.) 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.16% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	11,115	11,115
0.14% 3/7/12, LOC Freddie Mac, VRDN (c)	29,550	29,550
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series MT 751, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	24,975	24,975
Series MT 773, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,485	10,485
Series 2007 A 2D, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	38,300	38,300
Series 2007 A-2A, 0.15% 3/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	25,800	25,800
0.21% 3/7/12, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.2% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev.:
(Devonshire of Lisle Proj.) Series 1991, 0.15% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
(Four Lakes Phase V-Lisle) Series 1996, 0.28% 3/7/12, LOC Bank of America NA, VRDN (c)	20,000	20,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.26% 3/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	20,000	20,000
Series MS 3220, 0.26% 3/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	27,900	27,900
Series Putters 3861, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,500	18,500
Series ROC II R 11880, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,245	$ 2,245
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	22,900	22,900
Series 2008, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	26,205	26,205
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) Series 2004, 0.48% 3/7/12, LOC Bank of America NA, VRDN (c)	6,100	6,100
		1,186,666
Indiana - 1.6%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.2% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	800	800
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.18% 3/7/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,456	7,456
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.18% 3/7/12, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.12% 3/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	15,425	15,425
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,550	16,550
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.19% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,500	14,500
Series 2008 B, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,370	8,370
Series 2008 H, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	34,180	34,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev.: - continued
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.12% 3/7/12, LOC PNC Bank NA, VRDN (c)	$ 28,575	$ 28,575
Series 2011 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,420	16,420
Indiana Fin. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.12% 3/7/12, VRDN (c)	36,425	36,425
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 0.12% 3/7/12, VRDN (c)	13,000	13,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.18% 3/7/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,110	6,110
Indianapolis Gas Util. Sys. Rev. Series 2001 A2:
0.65% 3/6/12, CP	25,000	25,000
0.65% 3/7/12, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.29% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	11,600	11,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 B, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	37,265	37,265
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		396,121
Iowa - 0.1%
Iowa Fin. Auth. Series 2005 C, 0.19% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	8,085	8,085
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.18% 3/7/12, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	5,800	5,800
		16,985
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.28% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
City of Lawrence BAN Series 2011 I, 2% 10/1/12	$ 14,375	$ 14,516
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	15,095	15,095
		54,711
Kentucky - 2.3%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.15% 3/7/12, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.15% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,000	12,000
Series 2006 B, 0.17% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	30,000	30,000
Series 2008 A, 0.17% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,947	74,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.16% 3/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.16% 3/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.16% 3/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.07% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.2% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.4% tender 3/22/12, CP mode (f)	31,000	31,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.31% tender 3/1/12, CP mode	9,600	9,600
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.23% 3/7/12, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	129,760	129,760
Series 2008 A2, 0.23% 3/7/12, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	33,625	33,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 9,600	$ 9,600
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.16% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,595	20,595
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.2% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.15% 3/7/12, LOC Freddie Mac, VRDN (c)	9,425	9,425
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.14% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.17% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.23% tender 3/19/12, CP mode	19,800	19,800
Series 2001 B, 0.4% tender 3/22/12, CP mode (f)	8,600	8,600
		563,237
Louisiana - 1.7%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.31% 3/7/12, LOC Bank of America NA, VRDN (c)	38,000	38,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.14% 3/7/12, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,890	6,890
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.19% 3/7/12, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	22,275	22,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.21% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,785	$ 14,785
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,580	23,580
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.15% 3/7/12, VRDN (c)(f)	1,000	1,000
Series 2003, 0.15% 3/7/12, VRDN (c)(f)	15,650	15,650
Series 2004, 0.12% 3/7/12, VRDN (c)	11,700	11,700
Series 2009 A, 0.12% 3/7/12, VRDN (c)	19,565	19,565
(C-Port LLC Proj.) Series 2008, 0.26% 3/7/12, LOC Bank of America NA, VRDN (c)	9,200	9,200
(CommCare Corp. Proj.) Series 2008 A, 0.21% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,700	3,700
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.19% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
St. James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.12% 3/7/12, VRDN (c)	23,000	23,000
0.14% 3/7/12, VRDN (c)	15,000	15,000
(NuStar Logistics LP Proj.):
Series 2010 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2010 B, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2010, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	55,000	55,000
Series 2011, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	40,000	40,000
		419,530
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.29% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 27,965	$ 27,965
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.55% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		45,165
Maryland - 2.1%
Anne Arundel County Gen. Oblig. Bonds Series 2003, 5% 3/1/12	5,250	5,250
Baltimore County Gen. Oblig. Series 2011:
0.14% 4/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	25,900	25,900
0.15% 4/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	38,800	38,800
0.15% 5/21/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	64,600	64,600
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	3,400	3,400
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	14,805	14,805
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.25% 3/1/12, LOC Bank of America NA, VRDN (c)	1,600	1,600
Maryland Gen. Oblig. Bonds Second Series 2006, 5% 8/1/12	1,000	1,020
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.14% 3/7/12, LOC Union Bank of California, VRDN (c)	48,250	48,250
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.26% 3/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
Series 2008 B, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	56,900	56,900
(Villa Julie College, Inc. Proj.) Series 2005, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	57,060	57,060
Bonds Series 2011, 2% 8/15/12	2,145	2,157
Maryland Stadium Auth. Sports Facilities Bonds Series 2011 B:
1.5% 6/15/12 (f)	1,295	1,299
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Stadium Auth. Sports Facilities Bonds Series 2011 B: - continued
1.5% 12/15/12 (f)	$ 6,555	$ 6,608
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.26% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.17% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	17,010	17,010
Montgomery County Gen. Oblig. Ctfs. of Prtn. Bonds Series 2010, 3% 5/1/12	3,060	3,073
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	33,660	33,660
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.17% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	10,000	10,000
Series 2008 C, 0.17% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
Washington Suburban San. District:
Bonds:
Series 2004, 5% 6/1/12	3,410	3,451
Series 2005, 5% 6/1/12	3,055	3,092
Series 2009 A, 4% 6/1/12	2,000	2,019
Series 2010 A, 4% 6/1/12	4,500	4,543
Series 2011, 5% 6/1/12	15,000	15,181
Participating VRDN Series WF 11 129C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,155	9,155
		502,938
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 3/21/12, CP mode (f)	24,400	24,400
Massachusetts Gen. Oblig.:
Bonds Series 2012 A, 0.13% 9/1/12 (c)	26,500	26,496
Participating VRDN:
Series Clipper 07 39, 0.19% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Clipper 07 41, 0.19% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 31,500	$ 31,500
RAN Series 2011 B, 2% 5/31/12	87,000	87,398
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 4633, 0.36% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	40,490	40,490
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 3/13/12, CP mode	8,100	8,100
Series 1993 B, 0.55% tender 3/28/12, CP mode	7,250	7,250
Series 1993, 0.4% tender 3/21/12, CP mode	15,000	15,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series Putters 4029, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,685	2,685
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 3/8/12, CP mode (f)	1,100	1,100
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.16% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.19% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
		335,034
Michigan - 3.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.12% 3/7/12 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	8,100	8,100
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.15% 3/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,435	13,435
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Series 2011 IIB, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	39,090	39,090
Series 6, 0.15% 3/29/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	11,480	11,480
Michigan Fin. Auth. Rev.:
Bonds Series 2011, 2% 10/1/12	7,775	7,854
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Participating VRDN Series ROC II R 11988, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 2,750	$ 2,750
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	46,300	46,669
Series 2011 L, 0.16% 3/7/12, LOC Citibank NA, VRDN (c)	436,000	436,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,910	12,910
Series 2008 B3, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	11,300	11,314
(Trinity Health Sys. Proj.):
Series 2008 C, 0.14% tender 7/10/12, CP mode	92,200	92,200
Series B, 0.16% tender 3/6/12, CP mode	20,000	20,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.15% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	26,700	26,700
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	3,000	3,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Evangelical Homes of Michigan Proj.) Series 2008, 0.16% 3/7/12, LOC JPMorgan Chase & Co., VRDN (c)	7,680	7,680
Univ. of Michigan Univ. Rev. Bonds Series 2003, 5% 4/1/12	2,080	2,088
Wayne County Arpt. Auth. Rev.:
0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	69,320	69,320
0.14% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	35,000	35,000
0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,360	16,360
		871,450
Minnesota - 0.6%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Brentwood Hills Apts. Proj.) Series A, 0.2% 3/1/12, LOC Bank of America NA, VRDN (c)(f)	22,195	22,195
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,525	6,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Hennepin County Gen. Oblig. Bonds Series 2012 A, 3% 12/1/12	$ 2,375	$ 2,425
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,800	9,800
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C:
0.25% 3/1/13	10,000	10,000
1% 3/1/12	25,000	25,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,075	11,075
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,895	8,895
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.22% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,910	1,910
Minnesota Gen. Oblig. Bonds:
Series 2009 H, 5% 11/1/12 (Escrowed to Maturity)	7,150	7,378
Series 2010 B, 4% 8/1/12	4,065	4,129
Minnesota Office of Higher Ed.:
Series 2008 B, 0.14% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	9,300	9,300
Series 2011 B, 0.15% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
Oak Park Heights Multi-Family Rev. 0.14% 3/7/12, LOC Freddie Mac, VRDN (c)	9,265	9,265
Richfield Multi-family Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.16% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,150	11,150
		154,047
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.3% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	500	500
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig.:
Participating VRDN Series WF 11 117C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,505	18,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.: - continued
0.19% 3/7/12 (Liquidity Facility Bank of America NA), VRDN (c)	$ 14,505	$ 14,505
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.23% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.19%, tender 7/11/12 (c)(h)	9,340	9,340
0.19%, tender 7/11/12 (c)(h)	16,300	16,300
		90,750
Missouri - 1.2%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,350	9,350
Curators of the Univ. of Missouri Series A:
0.1% 3/1/12, CP	4,000	4,000
0.15% 3/13/12, CP	15,625	15,625
Curators of the Univ. of Missouri Sys. Facilities Rev. Participating VRDN Series MT 750, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	3,990	3,990
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,200	12,200
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.21% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Lutheran High School Assoc. Proj.) Series 2002, 0.16% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,140	3,140
Participating VRDN:
Series PT 4624, 0.36% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,060	11,060
Series Putters 3929, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.14% 3/7/12, LOC Bank of America NA, VRDN (c)	13,070	13,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.: - continued
Bonds (CoxHealth Proj.):
0.13% tender 4/3/12, LOC Bank of Nova Scotia New York Branch, CP mode	$ 20,000	$ 20,000
0.16% tender 7/10/12, LOC Bank of Nova Scotia New York Branch, CP mode	22,000	22,000
0.21% tender 5/4/12, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.14% 3/7/12, LOC PNC Bank NA, VRDN (c)	14,075	14,075
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 736, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	36,585	36,585
Series PT 4625, 0.36% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,220	10,220
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.14% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	28,300	28,300
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)	5,000	5,000
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,210	30,210
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.11% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,165	9,165
		286,975
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998:
0.48%, tender 3/1/12 (c)	11,565	11,565
0.48%, tender 3/1/13 (c)	6,470	6,470
		18,035
Nebraska - 1.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,200	53,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.27% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	$ 9,000	$ 9,000
Lincoln Elec. Sys. Rev. Bonds Series 2002, 5% 9/1/12	5,000	5,119
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 B, 0.13% 3/7/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	48,600	48,600
Series 2010 C, 0.13% 3/7/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	127,395	127,395
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,700	19,700
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.15% 3/5/12, CP	13,000	13,000
0.16% 4/9/12, CP	15,000	15,000
0.16% 4/10/12, CP	5,000	5,000
0.19% 3/6/12, CP	14,000	14,000
0.19% 3/7/12, CP	14,000	14,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.14% 3/7/12 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		329,414
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 C1, 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	101,750	101,750
Series 2008 D 2A, 0.14% 3/7/12, LOC Citibank NA, VRDN (c)	63,100	63,100
Series 2008 D 2B, 0.12% 3/7/12, LOC Royal Bank of Canada, VRDN (c)	57,800	57,800
Series 2008 D1, 0.13% 3/7/12, LOC Citibank NA, VRDN (c)	31,800	31,800
Series 2008 D3, 0.14% 3/7/12, LOC Bank of America NA, VRDN (c)	53,015	53,015
Series 2011 B1, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	80,000	80,000
Series 2011 B2, 0.14% 3/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	30,000	30,000
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	37,705	37,705
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN: - continued
Series Putters 3158, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 32,110	$ 32,110
Clark County Hwy. Impt. Rev. Bonds Series 2011, 4% 7/1/12	2,200	2,227
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2009 A, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.14% 3/7/12, LOC Union Bank of California, VRDN (c)	48,200	48,200
Clark County School District Bonds Series 2003 D, 5.5% 6/15/12	8,300	8,425
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.17% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	37,800	37,800
(Republic Svcs., Inc. Proj.) 0.29% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,380	30,380
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.11% 3/7/12, LOC Union Bank of California, VRDN (c)	20,700	20,700
Washoe County School District Gen. Oblig. Bonds Series 2002 B, 5.5% 6/1/12	3,595	3,641
		716,663
New Hampshire - 0.6%
Manchester Arpt. Rev. Series 2008, 0.21% 3/7/12, LOC RBS Citizens NA, VRDN (c)(f)	16,500	16,500
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.93% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	$ 3,600	$ 3,600
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 3/13/12, CP mode (f)	2,050	2,050
0.45% tender 3/13/12, CP mode (f)	5,900	5,900
Series 1990 A1, 0.4% tender 3/22/12, CP mode (f)	35,500	35,500
Series 1990 B, 0.55% tender 3/28/12, CP mode	19,800	19,800
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4% 3/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,650	1,650
New Hampshire Gen. Oblig. Bonds:
Series 2009 B, 4% 3/1/12	5,195	5,195
Series 2010 B, 5% 6/1/12	4,900	4,958
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011 B, 0.18% 3/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	3,000	3,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	16,400	16,400
		148,353
New Jersey - 1.0%
Burlington County Gen. Oblig. BAN Series 2011 A, 1.5% 5/24/12	15,654	15,695
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	225,700	226,908
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
		250,203
New Mexico - 0.8%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.16% 3/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	17,600	17,600
Series 2004 A1, 0.16% 3/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	6,435	6,435
Series 2004 A2, 0.16% 3/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	19,910	19,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2004 A3, 0.16% 3/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	$ 19,200	$ 19,200
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	138,500	138,500
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	4,495	4,495
		206,140
New York - 5.3%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.12% 3/7/12, LOC HSBC Bank USA, NA, VRDN (c)	6,000	6,000
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.15% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,240	6,240
Cold Spring Hbr. Central School District TAN 2% 6/28/12	8,200	8,247
Commack Union Free School District TAN 1.5% 6/28/12	33,000	33,130
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,555
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 2004 H6, 0.15% 3/7/12, LOC Bank of America NA, VRDN (c)	28,505	28,505
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.16% 3/7/12, LOC RBS Citizens NA, VRDN (c)	26,000	26,000
(Intervale Gardens Apts.) Series A, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Villa Avenue Apts. Proj.) Series 2006 A, 0.1% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,400	6,400
(Beacon Mews Dev. Proj.) Series 2006 A, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Courtland Avenue Apts. Proj.) Series A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,905	4,905
(East 165th Street Proj.) Series A, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Louis Nine Boulevard Apts. Proj.) Series A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 7,300	$ 7,300
(Manhattan Court Dev. Proj.) Series A, 0.18% 3/7/12, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.1% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,700	14,700
(State Renaissance Court Proj.) Series A, 0.1% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,400	8,400
(One Columbus Place Dev. Proj.) Series A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.1% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	3,300	3,300
(West End Towers Proj.) Series 2004 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	16,500	16,500
(Westport Dev. Proj.) Series 2004 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	61,000	61,000
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)	11,165	11,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BBT 08 15, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	25,540	25,540
Series EGL 06 69 Class A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,400	16,400
Series EGL 07 0157, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series EGL 09 46A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 13,430	$ 13,430
Series MT 776, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,895	4,895
Series Putters 3496Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,000	8,000
Series ROC II R 11931, 0.15% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
Series 7, 0.2% 11/26/12, CP	22,200	22,200
Series 8, 0.22% 11/13/12, CP	26,100	26,100
New York City Transitional Fin. Auth. Rev.:
Bonds:
Series 2011 A3, 3% 8/1/12	2,500	2,529
Series E, 4% 11/1/12	2,000	2,050
Participating VRDN:
Series EGL 07 0019, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Series ROC II R 11994, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,250	2,250
Series 2001 A, 0.13% 3/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,000	2,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)	4,000	4,000
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 C, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Series 2009 D, 0.15% 3/7/12, LOC Bank of America NA, VRDN (c)	10,000	10,000
Participating VRDN:
Series EGL 07 0002, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Series ROC II R 11722, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 2,000	$ 2,000
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,400	2,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,000	8,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,000	5,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.12% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	4,100	4,100
(Chelsea Apts. Proj.) Series 2003 A, 0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,000	7,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.13% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	34,000	34,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.13% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	16,400	16,400
(Helena Hsg. Proj.) Series 2003 A, 0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.15% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,435	7,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Sea Park West Hsg. Proj.) Series 2004 A, 0.15% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	$ 13,200	$ 13,200
(Tower 31 Hsg. Proj.) Series 2005 A, 0.13% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	13,400	13,400
(Tribeca Park Proj.) Series 1997 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	74,100	74,100
(West 20th Street Proj.) Series 2001 A:
0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	24,475	24,475
0.12% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	48,800	48,800
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	23,000	23,000
Series 2002 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	48,400	48,400
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	22,300	22,300
(West 38th Street Hsg. Proj.) Series 2002 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	16,000	16,000
(Worth Street Hsg. Proj.) Series 2002 A, 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	1,100	1,100
Series 2011 A2, 0.12% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,400	13,400
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.14% 3/7/12, LOC Bank of America NA, VRDN (c)	10,000	10,000
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.13% 3/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,300	4,300
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.16% 4/4/12, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1, 0.17% 4/13/12, CP	4,100	4,100
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.14% 3/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	16,800	16,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
South Huntington Union Free School District TAN 1.5% 6/28/12	$ 12,500	$ 12,550
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,548
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.14% 3/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (c)	59,725	59,725
		1,290,064
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.21% 3/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
Non State Specific - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
North Carolina - 1.7%
St Tpk. Auth. Monroe Con Bonds Series 2011, 1.5% 7/1/12	22,140	22,235
Board of Governors of the Univ. of North Carolina Series D:
0.09% 4/5/12, CP	10,000	10,000
0.13% 3/6/12, CP	10,000	10,000
0.13% 3/6/12, CP	11,140	11,140
0.13% 3/19/12, CP	10,000	10,000
0.13% 3/26/12, CP	23,000	23,000
Charlotte Ctfs. of Prtn.:
Bonds Series 2012 A, 3% 12/1/12	3,610	3,685
Participating VRDN Series Putters 4724, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)	29,670	29,670
Series 2010 C, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,765	6,765
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.2% 3/1/12, VRDN (c)(f)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.2% 3/7/12 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Mecklenburg County Gen. Oblig. Bonds Series 2004 C, 5% 3/1/12	1,500	1,500
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.: - continued
Series 2011, 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)	$ 19,200	$ 19,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2006, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)	8,480	8,480
Participating VRDN:
Series GS 08 9TP, 0.14% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,175	23,175
Series ROC II R 11850, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
Series 2011, 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)	40,340	40,340
North Carolina Cap. Impt. Ltd. Participating VRDN Series WF 11 136C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,515	5,515
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.15% 3/7/12, LOC Bank of America NA, VRDN (c)	2,000	2,000
North Carolina Gen. Oblig. Bonds:
Series 2004, 5% 5/1/12	2,200	2,218
Series 2005 B, 5% 4/1/12	4,500	4,519
Series A, 5.5% 3/1/13	11,200	11,788
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.26% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.26% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Wake Forest Univ. Proj.) Series 2008 C, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	9,580	9,580
Participating VRDN:
Series BC 10 31W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Series ROC II R 11808, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2008 A, 5.25% 1/1/13	3,930	4,092
North Carolina State Univ. at Raleigh Rev. Participating VRDN Series MT 792, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	15,295	15,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Piedmont Triad Arpt. Auth. Series 2008 B, 0.15% 3/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	$ 25,165	$ 25,165
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series EGL 07 0010, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Series WF 11-19C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.27% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	10,855	10,855
0.27% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.3% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,300	2,300
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	21,000	21,000
Wake County Gen. Oblig. Bonds:
Series 2007, 5% 3/1/12	4,775	4,775
Series 2009 A, 5% 3/1/12	4,500	4,500
		421,022
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.28% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	55,000	55,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.25% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	2,255	2,255
		57,255
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.11% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,300	1,300
Cleveland Arpt. Sys. Rev. Series 2009 A, 0.14% 3/7/12, LOC Bank of New York, New York, VRDN (c)(f)	13,670	13,670
Cleveland Wtrwks. Rev. Series 2008 Q, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	29,000	29,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.16% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.19% 3/7/12, LOC Bank of New York, New York, VRDN (c)	$ 6,300	$ 6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,265	15,265
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.17% 3/7/12, LOC PNC Bank NA, VRDN (c)	16,200	16,200
Series 2000, 0.17% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	28,700	28,700
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.14% 3/7/12, LOC Bank of New York, New York, VRDN (c)	27,700	27,700
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Series 2008 B, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	33,100	33,100
Lancaster Port Auth. Gas Rev. 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	71,620	71,620
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.15% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	8,475	8,475
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,600	7,600
(FirstEnergy Corp. Proj.) Series 2006 B, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.12% 3/7/12, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Ohio Northern Univ. Proj.) Series 2008 A, 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,120	17,120
Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.18% tender 3/29/12, CP mode	7,200	7,200
0.27% tender 5/24/12, CP mode	12,400	12,400
0.28% tender 5/4/12, CP mode	18,650	18,650
0.28% tender 6/14/12, CP mode	10,000	10,000
Series 2008 B6, 0.18% tender 3/29/12, CP mode	8,600	8,600
Series 2008 B6, 0.28% tender 6/14/12, CP mode	8,800	8,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 3,500	$ 3,500
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B2, 0.12% 3/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	7,000	7,000
Series 2005 F, 0.12% 3/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	29,200	29,200
Series B, 0.14% 3/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	19,990	19,990
Participating VRDN Series Putters 1334, 0.24% 3/7/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	5,400	5,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.18% 3/7/12 (Liquidity Facility Citibank NA), VRDN (c)(f)	24,800	24,800
Series 2008 B, 0.14% 3/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	46,000	46,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.17% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.32% 3/7/12, LOC RBS Citizens NA, VRDN (c)	7,500	7,500
		554,575
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.13% 4/5/12, LOC State Street Bank & Trust Co., Boston, CP	8,205	8,205
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.15% 3/7/12, VRDN (c)(f)	5,000	5,000
Series 2002, 0.15% 3/7/12, VRDN (c)(f)	20,000	20,000
Series 2003, 0.15% 3/7/12, VRDN (c)(f)	26,000	26,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.2% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Univ. Hospitals Trust Rev. Series 2005 A, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	20,015	20,015
		83,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 1.1%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 A, 0.1% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 5,000	$ 5,000
Series 2008 B, 0.11% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
Series 2008 C, 0.11% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.16% tender 7/12/12, CP mode	20,500	20,500
Series 2003 E:
0.1% tender 4/4/12, CP mode	8,000	8,000
0.16% tender 4/16/12, CP mode	8,000	8,000
0.16% tender 7/12/12, CP mode	6,000	6,000
0.17% tender 3/6/12, CP mode	10,000	10,000
Series 2003 G:
0.16% tender 4/16/12, CP mode	21,525	21,525
0.17% tender 3/6/12, CP mode	14,400	14,400
Series F, 0.16% tender 5/8/12, CP mode	10,000	10,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.21% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	1,520	1,520
Oregon Gen. Oblig.:
Bonds Series 2011 J, 2% 5/1/12	3,000	3,009
Participating VRDN:
Series ROC II R 11949, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Series WF11 57 C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,800	10,800
Oregon Health and Science Univ. Spl. Rev.:
Series 2009 B1, 0.14% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,665	5,665
Series 2009 B2, 0.15% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,760	4,760
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)	22,500	22,500
Series Eighteen B, 0.12% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	33,080	33,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) Series 1991 A, 0.17% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	$ 1,900	$ 1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	3,685	3,685
(New Columbia - Trouton Proj.) Series 2005, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	5,955	5,955
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.25% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.13% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Series 2008 C, 0.19% 3/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	16,145	16,145
		274,614
Pennsylvania - 1.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (c)	9,600	9,600
Series 2005 B, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (c)	7,905	7,905
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.14% 3/7/12, LOC PNC Bank NA, VRDN (c)	22,215	22,215
Butler Co. Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (c)	5,835	5,835
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.15% 3/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,725	22,725
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.16% 3/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,700	12,700
Series 2008 A2, 0.16% 3/7/12, LOC TD Banknorth, NA, VRDN (c)	19,170	19,170
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.16% 3/7/12, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 11,245	$ 11,245
Series Putters 3490Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lancaster Indl. Dev. Auth. Rev. Series 2009 A, 0.14% 3/7/12, LOC PNC Bank NA, VRDN (c)	9,675	9,675
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.16% 3/7/12, LOC PNC Bank NA, VRDN (c)	8,455	8,455
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.2% 3/7/12, LOC Bank of America NA, VRDN (c)	6,900	6,900
Lower Merion School District Series 2009 B, 0.16% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,900	3,900
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.15% 3/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,705	12,705
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.19% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	900	900
Series 1997 B4, 0.27% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	200	200
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.19% 3/7/12, LOC Citibank NA, VRDN (c)(f)	2,500	2,500
Pennsylvania Gen. Oblig.:
Bonds Series 2010 A, 5% 5/1/12	3,100	3,125
Participating VRDN:
Series Putters 3350, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
Series WF 11 121C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,930	12,930
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2004 85C, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,645	19,645
Series 2005 90C, 0.12% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,525	29,525
Series 2005 97C, 0.13% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,750	1,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2005-87 C, 0.13% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 18,540	$ 18,540
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	26,430	26,430
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series 2011 B, 0.18% 4/1/12 (c)	15,475	15,475
Series 2008 C, 0.16% 3/7/12, LOC Barclays Bank PLC, VRDN (c)	13,600	13,600
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.12% 3/7/12, LOC TD Banknorth, NA, VRDN (c)(f)	11,100	11,100
Series 2005 C2, 0.12% 3/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	20,000	20,000
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.14% 3/7/12, LOC PNC Bank NA, VRDN (c)	6,650	6,650
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series E, 0.14% 3/7/12, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Fifth Series A2, 0.13% 3/7/12, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.18% 3/7/12, LOC Bank of America NA, VRDN (c)	40,070	40,070
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2011, 2% 6/18/12	27,400	27,537
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.14% 3/7/12, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.14% 3/7/12, LOC PNC Bank NA, VRDN (c)	6,785	6,785
(Washington Hosp. Proj.) Series 2007 B, 0.16% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,750	4,750
		460,697
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.7%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.15% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 35,000	$ 35,000
Rhode Island & Providence Plantations TAN Series 2012, 2% 6/29/12	29,000	29,161
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)	25,925	25,925
(Roger Williams Univ. Proj.) Series 2008 B, 0.24% 3/7/12, LOC Bank of America NA, VRDN (c)	17,700	17,700
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.93% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Series 2008 B4, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		167,786
South Carolina - 1.4%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.24% 3/7/12, VRDN (c)(f)	8,100	8,100
Florence City School District BAN Series 2011, 1.5% 7/12/12	19,000	19,084
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,465	11,465
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	50,600	50,761
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.39% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,075	11,075
Lexington County and Richland County School District #5 Bonds Series 2011, 1% 3/1/12	17,500	17,500
Lexington County School District #1 Bonds Series 2011 B, 1% 3/1/12	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.18% 3/1/12, VRDN (c)	$ 16,400	$ 16,400
Richland County School District #1 Bonds Series 2011 B, 4% 3/1/12	5,000	5,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.15% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,255	8,255
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.13% 3/7/12, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.13% 3/7/12, LOC Citibank NA, VRDN (c)	8,200	8,200
0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	34,925	34,925
(Carolina Piedmont Foundation Proj.) 0.31% 3/7/12, LOC Bank of America NA, VRDN (c)	5,175	5,175
(Giant Cement Holding, Inc. Proj.) 0.2% 3/7/12, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.2% 3/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,000	14,000
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 A:
0.17% 3/22/12, CP	6,163	6,163
0.18% 3/2/12, CP	25,000	25,000
0.18% 3/9/12, CP	11,490	11,490
Series 2010 B:
0.14% 3/19/12, CP	2,483	2,483
0.17% 3/22/12, CP	4,844	4,844
0.18% 3/8/12, CP	18,420	18,420
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 3/1/12, CP mode	22,350	22,350
		342,295
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.26% 3/7/12, LOC Bank of America NA, VRDN (c)	$ 1,520	$ 1,520
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.3% 3/7/12, LOC Bank of America NA, VRDN (c)	28,425	28,425
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.1% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,090	15,090
Series 2011 B, 0.1% 3/7/12, LOC PNC Bank NA, VRDN (c)	6,670	6,670
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 B, 0.14% 3/7/12, LOC Bank of America NA, VRDN (c)	38,600	38,600
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.16% 3/7/12, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.36% 3/7/12, LOC Rabobank Nederland, VRDN (c)(f)	44,100	44,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.16% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	23,590	23,590
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	22,300	22,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Bonds Series 2010 D, 4% 7/1/12	3,140	3,180
Participating VRDN Series Putters 2631, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.21% 3/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	11,100	11,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.):
Series 2007 B, 0.21% 3/1/12, LOC Bank of America NA, VRDN (c)	$ 2,260	$ 2,260
Series A, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	35,725	35,725
		336,635
Texas - 13.0%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	41,575	41,575
Series 2005 2, 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,025	25,025
Series 2005 4, 0.17% 3/7/12, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	37,100	37,100
Austin Elec. Util. Sys. Rev. Bonds:
Series 1998, 6.75% 11/15/12	1,300	1,359
Series 2007, 5% 11/15/12	1,280	1,322
Austin Gen. Oblig. Bonds:
Series 2011 A, 2.25% 9/1/12	8,400	8,484
Series A, 2% 9/1/12	15,235	15,368
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN:
Series ROC II R 11992, 0.17% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,900	3,900
Series WF 11 139C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	21,030	21,030
Series 2008, 0.14% 3/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (c)	38,320	38,320
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.36% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,830	18,830
Birdville Independent School District Participating VRDN Series MT 720, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. (ConocoPhillips Co. Proj.) 0.15% 3/7/12, VRDN (c)(f)	14,500	14,500
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.26% 3/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	$ 10,000	$ 10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Series 2001, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.18% 3/7/12, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	30,000	30,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,700	5,700
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	17,235	17,235
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,280	7,280
Dallas Independent School District Bonds Series 2009, 5% 2/15/13	1,000	1,045
Dallas Wtr. & Swr. Sys. Rev. Series C, 0.12% 3/16/12, CP	9,805	9,805
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Denton Independent School District Participating VRDN Series Putters 2603, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,370	7,370
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
Fort Bend Independent School District Bonds Series 2009, 4% 2/15/13	1,000	1,036
Frisco Gen. Oblig. Participating VRDN Series ROC II R 11909, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,070	4,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 13,600	$ 13,600
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,565	9,565
Granbury Independent School District Bonds Series 1999, 0% 8/1/12 (Permanent School Fund of Texas Guaranteed)	2,625	2,622
Grapevine-Colleyville Independent School District Participating VRDN Series MT 761, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,990	11,990
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 B, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	27,000	27,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.14% 3/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.27% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.2% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.16% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	46,300	46,300
Series 2008 D1, 0.17% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,300	23,300
Series 2008 D3, 0.18% 3/7/12, LOC Bank of America NA, VRDN (c)	30,000	30,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (c)	27,400	27,616
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Participating VRDN:
Series RBC E 18, 0.16% 3/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	$ 11,000	$ 11,000
Series ROC II R 718 PB, 0.39% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,715	8,715
Series A1, 0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,800	5,800
Series C, 0.18% 3/6/12 (Liquidity Facility Bank of America NA), CP	111,000	111,000
Series D:
0.12% 4/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	17,860	17,860
0.18% 8/10/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,340	2,340
Harris County Health Facilities Dev. Corp. Hosp. Rev. Bonds (Memorial Hosp. Sys. Proj.) Series 1998, 5.5% 6/1/12	5,295	5,362
Harris County Hosp. District Rev. Series 2010, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,700	14,700
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,615	6,615
(Louetta Village Apts. Proj.) Series 2005, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,685	6,685
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,710	7,710
(Primrose at Bammel Apts. Proj.) Series 2005, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,280	8,280
(Quail Chase Apts. Proj.) Series 1999, 0.19% 3/7/12, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,450	12,450
Harris County Metropolitan Trans. Auth.:
Series A1:
0.15% 5/4/12 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
0.17% 3/15/12 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series A3, 0.17% 3/15/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 4,000	$ 4,000
Harris County Tex Indl. Dev. Corp.:
(HFOTCO LLC Proj.) Series 2010, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)	61,000	61,000
Series 2011, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Houston Arpt. Sys. Rev. Series 2010, 0.13% 3/7/12, LOC Barclays Bank PLC, VRDN (c)	30,230	30,230
Houston Gen. Oblig.:
Participating VRDN Series MT 788, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	7,760	7,760
Series A, 0.2% 3/6/12, LOC Union Bank of California, CP	23,100	23,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN:
Series ROC II R 11860, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Series A:
0.14% 6/6/12, CP	10,000	10,000
0.17% 5/9/12, CP	9,725	9,725
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.17% 3/7/12, LOC Citibank NA, VRDN (c)(f)	9,370	9,370
(Little Nell Apts. Proj.) Series 2003, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,700	12,700
(Mayfair Park Apts. Proj.) Series 2004, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,700	5,700
Houston Independent School District Participating VRDN Series MT 732, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,805	9,805
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.24% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,650	9,650
Series ROC II R 11411, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN:
Series Solar 06 70, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 22,120	$ 22,120
Series 2004 B1, 0.22% 3/7/12, LOC Bank of America NA, VRDN (c)	38,700	38,700
Series 2004 B3, 0.14% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	14,000	14,000
Series 2004 B4, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Humble Independent School District Participating VRDN:
Series MT 733, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,475	8,475
Series Solar 06 20, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,635	13,635
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.16% 3/7/12, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.15% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,940	3,940
Keller Independent School District Participating VRDN Series WF11 55 C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	3,000	3,000
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,965	10,965
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.22% 3/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,200	3,200
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Corp. Proj.) Series 2011A, 1.5% 5/15/12	20,300	20,346
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.29% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series PT 4627, 0.36% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,815	10,815
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mesquite Independent School District Series 2003 A, 0.11% 3/7/12 (Permanent School Fund of Texas Guaranteed), VRDN (c)	$ 10,000	$ 10,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.17% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,200	7,200
North East Texas Independent School District:
Bonds Series 2007 A, 0% 8/1/12 (Permanent School Fund of Texas Guaranteed)	7,500	7,491
Participating VRDN Series EGL 07 0123, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	17,870	17,870
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.31% 3/7/12, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.31% 3/7/12, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series Putters 3998, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series ROC II R 11946, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Series 2009 D, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,650	23,650
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,505	3,505
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.39% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,520	11,520
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.18% 3/7/12, VRDN (c)(f)	94,790	94,790
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.15% 3/7/12, VRDN (c)(f)	15,000	15,000
Series 2001, 0.15% 3/7/12, VRDN (c)(f)	15,000	15,000
Series 2002, 0.15% 3/7/12, VRDN (c)(f)	14,500	14,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.11% 3/7/12, VRDN (c)	$ 1,000	$ 1,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.16% 3/7/12, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
0.16% 3/7/12, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3560, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series A, 0.15% 3/2/12, CP	23,200	23,200
San Antonio Independent School District Participating VRDN Series MT 757, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,360	10,360
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.93% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,950	2,950
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 05 3005 Class A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Series EGL 06 5, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	43,500	43,500
Series 2001 A:
0.12% 3/6/12, CP	71,463	71,463
0.16% 3/7/12, CP	10,000	10,000
0.18% 3/1/12, CP	28,500	28,500
Spring Branch Independent School District Participating VRDN Series WF 11 140C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	25,590	25,590
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 C, 0.11% 3/7/12, LOC Northern Trust Co., VRDN (c)	6,800	6,800
Series 2011 E, 0.12% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	1,515	1,515
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.15% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	92,350	92,350
Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.29%, tender 9/26/12 (c)	6,300	6,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C3, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)	33,500	33,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 6,750	$ 6,750
Texas A&M Univ. Rev.:
Participating VRDN Series ROC II R 11920, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,795	2,795
Series 1993 B:
0.16% 5/4/12, CP	18,700	18,700
0.18% 6/7/12, CP	30,600	30,600
Texas City Tex Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.25% 3/7/12, LOC Bank of America NA, VRDN (c)	10,300	10,300
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,900	11,900
(Chisholm Trail Proj.) Series 2004, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,300	5,300
(Pinnacle Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,865	13,865
(Residences at Sunset Pointe Proj.) Series 2006, 0.22% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,280	6,280
(Windshire Apts. Proj.) Series 2007, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,800	13,800
Series 2004, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,800	11,800
Series 2006, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,390	14,390
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.14% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	37,010	37,010
Fund II Series 2007 A, 0.14% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	40,920	40,920
Participating VRDN:
Series DB 448, 0.24% 3/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,695	5,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series EGL 06 0125, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 27,940	$ 27,940
Series EGL 07 90, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,000	27,000
Series Putters 3478, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 3946, 0.13% 3/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	3,100	3,100
Series 2011 B:
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	25,300	25,300
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	15,000	15,000
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	23,400	23,400
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	42,000	42,000
0.21% 3/6/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	33,100	33,100
0.21% 3/7/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	16,200	16,200
0.21% 3/8/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	15,600	15,600
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.19% 3/6/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	13,300	13,300
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,385	6,385
Texas Tech Univ. Revs. Bonds Fourteenth Series 2012 A, 2% 8/15/12	4,040	4,074
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.16% 3/7/12, LOC Bank of Scotland PLC, VRDN (c)	86,470	86,470
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,885	4,885
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Bonds Series 2008, 5% 8/1/12	8,780	8,954
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 B, 5.25% 8/15/12	1,515	1,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Participating VRDN:
Series Putters 584, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 18,745	$ 18,745
Series WF 11 13C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,000	4,000
Series 2002 A:
0.09% 3/2/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
0.12% 6/5/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
0.16% 3/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.16% 3/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
Univ. of Texas Permanent Univ. Fund Rev. Bonds:
Series 2004 A, 5% 7/1/12	1,000	1,016
Series 2005 A, 5% 7/1/12	4,860	4,938
		3,172,236
Utah - 1.9%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Davis County School District Bonds TAN Series 2011, 3% 6/29/12	6,000	6,055
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	15,000	15,000
Granite Gen. Oblig., Bonds Series 2011, 2% 6/1/12	8,850	8,889
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B:
0.09% 3/16/12 (Liquidity Facility Bank of Nova Scotia), CP	30,750	30,750
0.09% 3/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	54,300	54,300
Series 1997 B2, 0.12% 6/5/12 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
Series 1998 B4, 0.14% 4/5/12 (Liquidity Facility JPMorgan Chase Bank), CP	87,300	87,300
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,485	8,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 5,425	$ 5,425
Series 2002 B, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,115	9,115
Series 2002 C2, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,580	2,580
Series 2002 D, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,990	6,990
Series 2003 B, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,600	9,600
Series 2003 C, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,330	8,330
Series 2003 E, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,540	8,540
Series 2003 F, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,585	5,585
Series 2003 G, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,580	5,580
Series 2004 C, 0.17% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,460	1,460
Series 2004 E, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,475	10,475
Series 2004 F, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,425	10,425
Series 2004 G, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,715	12,715
Series 2005 A, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,300	1,300
Series 2005 B, 0.17% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,025	11,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2005 C, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 13,805	$ 13,805
Series 2005 D, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,980	13,980
Series 2005 E, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,685	14,685
Series 2005 F, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,100	5,100
Series 2005 G, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,140	12,140
Series 2005 H, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,500	8,500
Series 2006 A, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,675	5,675
Series 2006 F, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,305	8,305
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,925	30,925
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,225	3,225
		466,029
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.25%, tender 5/2/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,865	25,865
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.49% 3/7/12, LOC Royal Bank of Scotland NV, VRDN (c)(f)	3,400	3,400
		29,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 2.0%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 21,720	$ 21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.2% 3/7/12, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Rev. Bonds (Silver Line Phase I Proj.) Series 2011, 2% 4/1/12	6,190	6,199
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	22,345	22,345
Fairfax County Gen. Oblig. Participating VRDN Series BC 11 104W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	10,165	10,165
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2010 A, 0.28%, tender 9/26/12 (c)	18,000	18,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 4/5/12, CP mode (f)	18,200	18,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,387	6,387
Hampton Roads Sanitation District Wastewtr. Rev. Series 2011, 0.12% 3/7/12, VRDN (c)	16,500	16,500
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.13% 3/7/12, LOC Citibank NA, VRDN (c)	4,030	4,030
Series 2008 D2, 0.14% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,570	7,570
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,100	3,100
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2009 A, 0.41%, tender 4/26/12 (c)	12,000	12,000
Series 2010 B, 0.28%, tender 9/26/12 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.09% 4/5/12, CP	26,300	26,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Rev. Series 1997: - continued
0.19% 7/19/12, CP	$ 23,180	$ 23,180
0.2% 8/10/12, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.2% tender 4/5/12, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,830	4,830
Series 2001, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,700	4,700
Series 2006, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,300	5,300
Smyth County Indl. Dev. Auth. Hosp. Rev. Series 2011 D, 0.1% 3/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,680	12,680
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.17% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Univ. of Virginia Gen. Rev.:
Bonds Series A:
0.12% tender 5/8/12, CP mode	20,000	20,000
0.12% tender 6/7/12, CP mode	20,000	20,000
Series 2003 A, 0.14% 7/16/12, CP	18,100	18,100
Virginia Commonwealth Trans. Board Bonds Series 2012 A, 3% 9/15/12 (b)	6,345	6,442
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	1,175	1,186
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.19% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	27,260	27,260
Series BA 1047, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,980	5,980
Series Merlots 07 C42, 0.19% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2011 A, 4% 8/1/12	8,545	8,679
Virginia Pub. School Auth.:
Bonds Series X, 5% 4/15/12	9,885	9,943
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth.: - continued
Participating VRDN Series CTE 05 38, 0.16% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 17,955	$ 17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,930	2,930
Series PT 4634, 0.36% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,900	11,900
Series ROC II R 11923, 0.15% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,825	3,825
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	23,500	23,500
		486,791
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.2% 3/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 2, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,660	9,660
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.16% 3/7/12, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig.:
BAN Series 2011 A, 2.75% 3/1/12	12,430	12,430
Participating VRDN Series ROC II R 11731, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	16,840	16,840
King County Swr. Rev. Participating VRDN Series Putters 3941, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.28% 3/7/12, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Rev.:
Bonds Series 2012 B, 1.5% 8/1/12 (b)(f)	4,550	4,573
Participating VRDN Series Putters 2020, 0.24% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,440	7,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series 1997, 0.19% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	$ 108,830	$ 108,830
Series 2001 B1, 0.24% 3/6/12, LOC Bank of America NA, CP (f)	17,655	17,655
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.15% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)	8,170	8,170
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	38,135	38,135
Series Solar 07 94, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,692	2,692
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.23% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	3,450	3,450
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,855	9,855
Washington Gen. Oblig.:
Bonds 5% 7/1/12	7,000	7,112
Participating VRDN:
Series DB 599, 0.22% 3/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,770	4,770
Series Floaters 3040, 0.26% 3/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series GS 06 7T, 0.16% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	15,435	15,435
Series MT 745, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (c)(g)	26,465	26,465
Series Putters 3501Z, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 759 PB, 0.36% 3/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 15,670	$ 15,670
Series Solar 06 13, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	33,415	33,415
Washington Health Care Facilities Auth.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2011 B, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,010	17,010
(Swedish Health Svcs. Proj.):
Series 2011 B, 0.17% 3/7/12, LOC Citibank NA, VRDN (c)	8,000	8,000
Series 2011 C, 0.17% 3/7/12, LOC Citibank NA, VRDN (c)	35,000	35,000
Participating VRDN Series Putters 4038, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	25,500	25,500
Series 2009 B, 0.13% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	1,500	1,500
(Southwest Washington Med. Ctr.) Series 2008 A, 0.16% 3/7/12, LOC Union Bank of California, VRDN (c)	29,600	29,600
Participating VRDN Series Solar 07 66, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,690	19,690
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.17% 3/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.18% 3/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.21% 3/7/12, LOC Bank of America NA, VRDN (c)	17,175	17,175
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.17% 3/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Gardens Univ. Village Apt. Proj.) Series A, 0.15% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 48,540	$ 48,540
(Highland Park Apts. Proj.) Series A, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.17% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	11,880	11,880
(Silver Creek Apts. Proj.) Series A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.14% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	3,900	3,900
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.14% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	47,500	47,500
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.):
Series 2010 A, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	5,745	5,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.): - continued
Series 2010 B, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 10,165	$ 10,165
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	47,150	47,954
		1,007,276
West Virginia - 0.9%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 3/21/12, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.25% tender 4/5/12, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.27% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Weirton Muni. Hosp. Bldg. Commission Hosp. Rev. (Weirton Med. Ctr., Inc. Proj.) Series 2001 B, 0.16% 3/7/12, LOC PNC Bank NA, VRDN (c)	4,715	4,715
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.16% 3/7/12, LOC Union Bank of California, VRDN (c)(f)	16,200	16,200
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.13% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)	4,200	4,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.18% 3/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	20,275	20,275
Series 2009 A, 0.15% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.13% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.14% 3/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	75,000	75,000
West Virginia Gen. Oblig. Bonds Series 2005, 5% 6/1/12	3,920	3,968
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.28% 3/7/12, LOC Bank of America NA, VRDN (c)	$ 19,975	$ 19,975
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.27% 3/7/12, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		208,708
Wisconsin - 2.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,200	10,200
Madison Gen. Oblig. Bonds Series 2010 E, 4% 10/1/12	2,300	2,349
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,250	11,335
Series C2:
0.12% 5/7/12, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
0.15% 3/8/12, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
0.15% 5/2/12, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.2% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,010	1,010
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/12	1,700	1,714
Series C, 3% 5/1/12	11,215	11,265
Series 2005 A:
0.12% 4/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,041	16,041
0.14% 4/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,700	15,700
Series 2006 A:
0.1% 4/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,712	16,712
0.12% 4/5/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2006 A:
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 13,763	$ 13,763
TAN Series 2011, 2% 6/15/12	144,500	145,242
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.) Series 2011 A:
0.11% tender 4/5/12, LOC U.S. Bank NA, Cincinnati, CP mode	29,230	29,230
0.14% tender 4/3/12, LOC U.S. Bank NA, Cincinnati, CP mode	15,380	15,380
Participating VRDN ROC II R 11837, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,000	7,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.18% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,600	29,600
Series 2003 B, 0.13% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,090	28,090
Series 2008 A, 0.13% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	83,845	83,845
Series D, 0.14% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	55,085	55,085
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.19% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,310	7,310
Series 2008 A, 0.17% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	10,740	10,740
Wisconsin Trans. Rev.:
Series 1997 A:
0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
0.18% 3/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.18% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 9,746	$ 9,746
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		585,219
Wyoming - 0.4%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.2% 3/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2005-4, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,735	4,735
Series 2006-2, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2006-5, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-7, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-9, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2007-11, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,000	12,000
Series 2007-2, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,000	6,000
Series 2007-4, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Series 2007-8, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 12,000	$ 12,000
Series 2008-2, 0.16% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		104,735
	Shares
Other - 8.2%
Fidelity Municipal Cash Central Fund, 0.15% (d)(e)	2,008,362,134	2,008,362
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $24,546,352)		24,546,352
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(85,685)
NET ASSETS - 100%		$ 24,460,667
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,750,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,575,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.2%, tender 7/24/12 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 9,710
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	1/12/11 - 4/13/11	$ 13,600
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	3/27/08 - 1/4/12	$ 13,990
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 25,640
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	1/25/12	$ 7,200
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11 - 1/4/12	$ 16,145
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	11/10/11	$ 18,425
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.25%, tender 5/2/12 (Liquidity Facility Wells Fargo Bank NA)	11/2/11	$ 25,865
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1,700
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $22,537,990)	$ 22,537,990
Fidelity Central Funds (cost $2,008,362)	2,008,362
Total Investments (cost $24,546,352)		$ 24,546,352
Cash		751
Receivable for investments sold		35,763
Receivable for fund shares sold		266,487
Interest receivable		18,163
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		37
Other receivables		117
Total assets		24,867,919

Liabilities
Payable for investments purchased Regular delivery	$ 102,553
Delayed delivery	11,015
Payable for fund shares redeemed	287,380
Distributions payable	5
Accrued management fee	2,977
Other affiliated payables	3,139
Other payables and accrued expenses	183
Total liabilities		407,252

Net Assets		$ 24,460,667
Net Assets consist of:
Paid in capital		$ 24,460,419
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		250
Net Assets, for 24,454,574 shares outstanding		$ 24,460,667
Net Asset Value, offering price and redemption price per share ($24,460,667 ÷ 24,454,574 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 17,817
Income from Fidelity Central Funds		1,700
Total income		19,517

Expenses
Management fee	$ 32,018
Transfer agent fees	17,547
Accounting fees and expenses	697
Custodian fees and expenses	137
Independent trustees' compensation	44
Registration fees	284
Audit	35
Legal	40
Miscellaneous	65
Total expenses before reductions	50,867
Expense reductions	(32,544)	18,323
Net investment income (loss)		1,194
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		208
Net increase in net assets resulting from operations		$ 1,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,194	$ 2,252
Net realized gain (loss)	208	335
Net increase in net assets resulting from operations	1,402	2,587
Distributions to shareholders from net investment income	(1,196)	(2,296)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	38,012,419	83,180,262
Reinvestment of distributions	1,177	2,271
Cost of shares redeemed	(36,776,848)	(82,328,710)
Net increase (decrease) in net assets and shares resulting from share transactions	1,236,748	853,823
Total increase (decrease) in net assets	1,236,954	854,114

Net Assets
Beginning of period	23,223,713	22,369,599
End of period (including distributions in excess of net investment income of $2 and $0, respectively)	$ 24,460,667	$ 23,223,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.008	.024	.033
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.008	.024	.033
Distributions from net investment income	- F	- F	- F	(.008)	(.024)	(.033)
Distributions from net realized gain	-	-	- F	- F	- F	-
Total distributions	- F	- F	- F	(.008)	(.024)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.77%	2.39%	3.33%
Ratios to Average Net Assets D,E
Expenses before reductions	.43% A	.43%	.43%	.47%	.43%	.43%
Expenses net of fee waivers, if any	.15% A	.26%	.34%	.47%	.43%	.43%
Expenses net of all reductions	.15% A	.26%	.34%	.46%	.34%	.31%
Net investment income (loss)	.01% A	.01%	.01%	.76%	2.32%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 24,461	$ 23,224	$ 22,370	$ 24,530	$ 23,700	$ 18,677

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 24,546,352

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .15% of average net assets. During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $32,536.

Semiannual Report

6. Expense Reductions - continued

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MMM-USAN-0412
1.790940.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012